The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 82.4%

	Face Amount	Value

COMMUNICATION SERVICES — 12.7%
Alphabet
1.900%, 08/15/2040	$40,000	$34,130
America Movil
6.125%, 03/30/2040	45,000	59,231
AT&T
6.550%, 02/15/2039	15,000	20,123
4.500%, 05/15/2035	125,000	138,059
3.650%, 09/15/2059	115,000	109,066
3.550%, 09/15/2055	555,000	523,823
Charter Communications Operating
4.800%, 03/01/2050	85,000	87,313
3.900%, 06/01/2052	5,000	4,589
3.850%, 04/01/2061	15,000	12,933
3.700%, 04/01/2051	110,000	97,571
3.500%, 06/01/2041	100,000	89,833
Comcast
3.400%, 04/01/2030	190,000	200,889
2.987%, 11/01/2063 (A)	15,000	13,200
2.937%, 11/01/2056 (A)	338,000	299,549
2.887%, 11/01/2051 (A)	150,000	135,821
Rogers Communications
5.000%, 03/15/2044	20,000	23,057
Time Warner Cable
5.875%, 11/15/2040	105,000	122,419
4.500%, 09/15/2042	50,000	50,646
T-Mobile USA
3.600%, 11/15/2060	25,000	22,823
3.300%, 02/15/2051	40,000	36,079
3.000%, 02/15/2041	50,000	45,269
Verizon Communications
3.550%, 03/22/2051	330,000	334,126
3.400%, 03/22/2041	85,000	84,245
2.987%, 10/30/2056	145,000	127,284
ViacomCBS
5.850%, 09/01/2043	155,000	196,540
4.950%, 05/19/2050	45,000	53,402
4.375%, 03/15/2043	35,000	37,150
Vodafone Group
4.250%, 09/17/2050	90,000	96,610
Walt Disney
3.600%, 01/13/2051	65,000	68,267
3.500%, 05/13/2040	85,000	87,402

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
2.750%, 09/01/2049	$70,000	$62,991

		3,274,440

CONSUMER DISCRETIONARY — 2.2%
Amazon.com
3.100%, 05/12/2051	90,000	88,914
2.875%, 05/12/2041	50,000	48,693
General Motors
5.150%, 04/01/2038	50,000	56,872
General Motors Financial
3.600%, 06/21/2030	35,000	35,888
Home Depot
3.350%, 04/15/2050	50,000	50,928
3.300%, 04/15/2040	85,000	86,627
3.125%, 12/15/2049	40,000	39,151
Target
2.950%, 01/15/2052	15,000	14,719
University of Southern California
3.028%, 10/01/2039	150,000	152,945

		574,737

CONSUMER STAPLES — 7.5%
7-Eleven
2.800%, 02/10/2051 (A)	25,000	21,805
2.500%, 02/10/2041 (A)	40,000	34,847
Altria Group
5.950%, 02/14/2049	85,000	98,888
3.700%, 02/04/2051	85,000	73,551
3.400%, 02/04/2041	115,000	99,192
2.450%, 02/04/2032	60,000	54,567
Anheuser-Busch
4.900%, 02/01/2046	275,000	326,383
4.700%, 02/01/2036	215,000	247,027
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	105,000	135,622
BAT Capital
4.758%, 09/06/2049	35,000	35,096
4.540%, 08/15/2047	115,000	112,039
4.390%, 08/15/2037	145,000	146,557
Coca-Cola
3.000%, 03/05/2051	65,000	63,909
2.500%, 06/01/2040	50,000	46,724
Constellation Brands
4.100%, 02/15/2048	45,000	48,476

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Fomento Economico Mexicano
3.500%, 01/16/2050	$45,000	$44,853
JBS USA LUX
4.375%, 02/02/2052 (A)	45,000	43,768
3.000%, 05/15/2032 (A)	45,000	41,963
Nestle Holdings
4.000%, 09/24/2048 (A)	25,000	28,717
3.900%, 09/24/2038 (A)	35,000	39,107
PepsiCo
2.750%, 10/21/2051	50,000	47,520
2.625%, 10/21/2041	20,000	19,058
Philip Morris International
4.125%, 03/04/2043	60,000	62,208
Walmart
2.650%, 09/22/2051	40,000	37,955
2.500%, 09/22/2041	45,000	42,681

		1,952,513

ENERGY — 8.6%
BP Capital Markets America
3.379%, 02/08/2061	35,000	32,812
3.060%, 06/17/2041	20,000	18,954
3.001%, 03/17/2052	55,000	49,740
2.939%, 06/04/2051	55,000	49,236
2.721%, 01/12/2032	25,000	24,726
Columbia Pipeline Group
5.800%, 06/01/2045	45,000	56,620
Devon Energy
5.000%, 06/15/2045	35,000	40,470
Energy Transfer
6.250%, 04/15/2049	5,000	6,133
5.400%, 10/01/2047	60,000	67,080
5.150%, 03/15/2045	220,000	235,450
5.000%, 05/15/2050	80,000	86,967
4.900%, 03/15/2035	45,000	48,613
Enterprise Products Operating
4.950%, 10/15/2054	45,000	52,759
4.250%, 02/15/2048	60,000	63,886
4.200%, 01/31/2050	5,000	5,299
3.300%, 02/15/2053	25,000	23,147
Equinor
3.625%, 04/06/2040	50,000	52,522
Exxon Mobil
4.327%, 03/19/2050	5,000	5,891
4.227%, 03/19/2040	65,000	73,683
3.452%, 04/15/2051	40,000	41,451

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Hess
5.800%, 04/01/2047	$35,000	$44,166
Kinder Morgan
5.550%, 06/01/2045	35,000	41,712
5.200%, 03/01/2048	35,000	40,574
5.050%, 02/15/2046	15,000	16,922
Marathon Petroleum
4.750%, 09/15/2044	25,000	27,371
MPLX
2.650%, 08/15/2030	90,000	86,880
Phillips 66
3.300%, 03/15/2052	35,000	32,774
Phillips 66 Partners
4.900%, 10/01/2046	25,000	28,908
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	40,000	46,231
4.682%, 05/01/2038 (A)	40,000	45,424
Shell International Finance BV
4.125%, 05/11/2035	60,000	67,481
3.750%, 09/12/2046	60,000	64,439
3.000%, 11/26/2051	10,000	9,502
Southern Natural Gas
4.800%, 03/15/2047 (A)	25,000	28,416
Suncor Energy
3.750%, 03/04/2051	50,000	50,710
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	45,000	48,471
TotalEnergies Capital International
3.127%, 05/29/2050	105,000	101,749
2.986%, 06/29/2041	35,000	33,469
TransCanada PipeLines
5.100%, 03/15/2049	15,000	18,415
4.750%, 05/15/2038	110,000	124,965
Williams
6.300%, 04/15/2040	65,000	83,390
5.750%, 06/24/2044	70,000	86,506
2.600%, 03/15/2031	60,000	57,744

		2,221,658

FINANCIALS — 13.8%
American International Group
4.700%, 07/10/2035	5,000	5,769
4.500%, 07/16/2044	165,000	191,366
4.375%, 06/30/2050	60,000	70,120
ASB Bank
2.375%, 10/22/2031 (A)	45,000	43,246

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Bank of America
3.311%, VAR U.S. SOFR + 1.580%, 04/22/2042	$145,000	$143,260
2.972%, VAR U.S. SOFR + 1.560%, 07/21/2052	80,000	74,539
2.687%, VAR U.S. SOFR + 1.320%, 04/22/2032	175,000	171,263
2.572%, VAR U.S. SOFR + 1.210%, 10/20/2032	55,000	53,297
Bank of America MTN
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	15,000	16,891
2.676%, VAR U.S. SOFR + 1.930%, 06/19/2041	115,000	104,773
Berkshire Hathaway Finance
4.200%, 08/15/2048	80,000	91,504
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	25,000	23,101
CI Financial
4.100%, 06/15/2051	50,000	51,293
Citigroup
4.650%, 07/23/2048	45,000	54,302
3.878%, VAR ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	50,000	53,923
2.904%, VAR U.S. SOFR + 1.379%, 11/03/2042	35,000	32,681
2.561%, VAR U.S. SOFR + 1.167%, 05/01/2032	85,000	82,321
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	25,000	25,670
Everest Reinsurance Holdings
3.125%, 10/15/2052	45,000	41,130
Global Atlantic Finance
3.125%, 06/15/2031 (A)	35,000	33,426
Goldman Sachs Group
5.150%, 05/22/2045	50,000	60,893
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	130,000	140,494
3.436%, VAR U.S. SOFR + 1.632%, 02/24/2043	80,000	79,967
3.102%, VAR U.S. SOFR + 1.410%, 02/24/2033	70,000	70,404
2.908%, VAR U.S. SOFR + 1.472%, 07/21/2042	5,000	4,640
2.650%, VAR U.S. SOFR + 1.264%, 10/21/2032	50,000	48,658
1.992%, VAR U.S. SOFR + 1.090%, 01/27/2032	35,000	32,164
Goldman Sachs Group MTN
4.800%, 07/08/2044	70,000	83,661
JPMorgan Chase
3.328%, VAR U.S. SOFR + 1.580%, 04/22/2052	215,000	216,101
3.109%, VAR U.S. SOFR + 2.460%, 04/22/2041	130,000	126,641
2.580%, VAR U.S. SOFR + 1.250%, 04/22/2032	15,000	14,585
2.545%, VAR U.S. SOFR + 1.180%, 11/08/2032	85,000	82,364
1.953%, VAR U.S. SOFR + 1.065%, 02/04/2032	125,000	115,826
Liberty Mutual Group
3.951%, 10/15/2050 (A)	60,000	62,486
MetLife
4.721%, 12/15/2044	50,000	60,592

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	$50,000	$53,825
Morgan Stanley
3.217%, VAR U.S. SOFR + 1.485%, 04/22/2042	110,000	108,306
Morgan Stanley MTN
2.802%, VAR U.S. SOFR + 1.430%, 01/25/2052	110,000	101,098
2.511%, VAR U.S. SOFR + 1.200%, 10/20/2032	20,000	19,293
2.239%, VAR U.S. SOFR + 1.178%, 07/21/2032	50,000	47,143
Prudential Financial MTN
5.750%, 07/15/2033	15,000	18,913
3.700%, 03/13/2051	50,000	53,096
UBS MTN
4.500%, 06/26/2048 (A)	25,000	30,323
US Bancorp
2.491%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	65,000	62,413
Wells Fargo MTN
5.013%, VAR U.S. SOFR + 4.502%, 04/04/2051	85,000	109,089
4.900%, 11/17/2045	35,000	41,268
4.400%, 06/14/2046	220,000	244,937
2.572%, VAR U.S. SOFR + 1.262%, 02/11/2031	65,000	63,940
Westpac Banking
3.133%, 11/18/2041	25,000	23,499
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	25,000	23,907

		3,564,401

HEALTH CARE — 9.7%
Abbott Laboratories
4.900%, 11/30/2046	35,000	44,725
4.750%, 11/30/2036	40,000	48,698
AbbVie
4.250%, 11/21/2049	180,000	200,269
4.050%, 11/21/2039	150,000	162,075
Amgen
3.375%, 02/21/2050	50,000	48,406
3.150%, 02/21/2040	70,000	66,670
Anthem
3.600%, 03/15/2051	50,000	51,400
AstraZeneca
4.375%, 08/17/2048	17,000	20,418
BayCare Health System
3.831%, 11/15/2050	15,000	16,982
Baylor Scott & White Holdings
2.839%, 11/15/2050	20,000	18,812
Boston Scientific
4.700%, 03/01/2049	15,000	17,793

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
4.550%, 03/01/2039	$45,000	$50,754
Bristol-Myers Squibb
2.550%, 11/13/2050	68,000	59,895
2.350%, 11/13/2040	20,000	17,735
Cigna
3.400%, 03/15/2051	65,000	62,212
3.200%, 03/15/2040	70,000	67,453
CVS Health
5.050%, 03/25/2048	175,000	214,698
4.780%, 03/25/2038	15,000	17,333
3.250%, 08/15/2029	105,000	108,314
2.700%, 08/21/2040	90,000	80,508
Danaher
2.800%, 12/10/2051	70,000	63,518
2.600%, 10/01/2050	10,000	8,888
DH Europe Finance II Sarl
3.400%, 11/15/2049	15,000	15,279
3.250%, 11/15/2039	40,000	40,353
Gilead Sciences
4.600%, 09/01/2035	40,000	46,801
4.500%, 02/01/2045	25,000	28,774
HCA
3.500%, 07/15/2051	70,000	64,895
Kaiser Foundation Hospitals
3.266%, 11/01/2049	25,000	25,902
3.002%, 06/01/2051	60,000	58,157
2.810%, 06/01/2041	45,000	42,802
Merck
2.900%, 12/10/2061	40,000	36,550
2.750%, 12/10/2051	35,000	32,168
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	8,782
2.256%, 08/01/2040	15,000	13,452
Northwell Healthcare
4.260%, 11/01/2047	15,000	17,137
Novartis Capital
2.750%, 08/14/2050	105,000	99,059
Pfizer
2.700%, 05/28/2050	25,000	23,556
2.550%, 05/28/2040	50,000	46,642
Roche Holdings
2.607%, 12/13/2051 (A)	108,000	99,213
Sutter Health
3.361%, 08/15/2050	20,000	20,053
Thermo Fisher Scientific
2.800%, 10/15/2041	40,000	38,331
2.000%, 10/15/2031	5,000	4,754

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
UnitedHealth Group
3.250%, 05/15/2051	$175,000	$174,726
3.050%, 05/15/2041	125,000	122,327

		2,507,269

INDUSTRIALS — 8.1%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	15,000	14,680
3.300%, 01/30/2032	195,000	190,397
Boeing
5.930%, 05/01/2060	60,000	76,250
5.805%, 05/01/2050	170,000	213,832
5.705%, 05/01/2040	235,000	283,128
3.625%, 02/01/2031	60,000	61,549
Burlington Northern Santa Fe
4.150%, 04/01/2045	145,000	163,994
2.875%, 06/15/2052	40,000	37,679
Canadian Pacific Railway
6.125%, 09/15/2115	60,000	83,931
3.100%, 12/02/2051	45,000	43,061
3.000%, 12/02/2041	20,000	19,198
2.450%, 12/02/2031	20,000	19,626
Carrier Global
3.577%, 04/05/2050	40,000	39,830
3.377%, 04/05/2040	35,000	34,562
Caterpillar
4.750%, 05/15/2064	40,000	53,857
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	60,000	68,243
General Dynamics
2.850%, 06/01/2041	15,000	14,561
Lockheed Martin
4.500%, 05/15/2036	45,000	52,518
Norfolk Southern
3.155%, 05/15/2055	25,000	23,591
Northrop Grumman
4.030%, 10/15/2047	130,000	144,267
Raytheon Technologies
4.500%, 06/01/2042	235,000	272,205
3.030%, 03/15/2052	105,000	97,012
Union Pacific
3.799%, 10/01/2051	90,000	97,896

		2,105,867

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY — 6.0%
Analog Devices
2.950%, 10/01/2051	$45,000	$43,351
2.800%, 10/01/2041	35,000	33,599
Apple
3.850%, 05/04/2043	15,000	16,599
2.650%, 02/08/2051	145,000	132,287
2.375%, 02/08/2041	325,000	294,344
Broadcom
3.750%, 02/15/2051 (A)	15,000	14,471
3.500%, 02/15/2041 (A)	40,000	37,979
Deutsche Telekom
3.625%, 01/21/2050 (A)	15,000	14,958
Intel
3.734%, 12/08/2047	70,000	73,380
Microsoft
3.450%, 08/08/2036	60,000	65,558
3.041%, 03/17/2062	90,000	88,402
2.921%, 03/17/2052	225,000	219,605
NVIDIA
3.500%, 04/01/2040	20,000	21,189
3.500%, 04/01/2050	15,000	16,041
Oracle
3.950%, 03/25/2051	115,000	108,617
3.650%, 03/25/2041	130,000	121,030
salesforce.com
3.050%, 07/15/2061	25,000	23,711
2.900%, 07/15/2051	60,000	56,822
2.700%, 07/15/2041	50,000	46,990
Visa
2.700%, 04/15/2040	115,000	110,754

		1,539,687

MATERIALS — 2.3%
Freeport-McMoRan
5.450%, 03/15/2043	41,000	48,226
5.400%, 11/14/2034	4,000	4,629
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	6,070
3.468%, 12/01/2050 (A)	85,000	83,553
3.268%, 11/15/2040 (A)	50,000	48,485
LYB International Finance III
4.200%, 05/01/2050	110,000	118,138
Martin Marietta Materials
3.200%, 07/15/2051	20,000	18,871
Minera Mexico
4.500%, 01/26/2050 (A)	70,000	72,660

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
Newmont
5.875%, 04/01/2035	$155,000	$192,025

		592,657

REAL ESTATE — 1.4%
Agree
2.600%, 06/15/2033	50,000	47,360
American Homes 4 Rent
3.375%, 07/15/2051	5,000	4,666
Extra Space Storage
2.350%, 03/15/2032	20,000	18,762
Life Storage
2.400%, 10/15/2031	20,000	19,048
Regency Centers
4.650%, 03/15/2049	50,000	58,595
Rexford Industrial Realty
2.150%, 09/01/2031	35,000	32,288
2.125%, 12/01/2030	5,000	4,619
Spirit Realty
2.700%, 02/15/2032	130,000	124,755
Sun Communities Operating
2.700%, 07/15/2031	45,000	43,211

		353,304

UTILITIES — 10.1%
AEP Texas
3.450%, 01/15/2050	60,000	57,347
AEP Transmission
3.650%, 04/01/2050	35,000	36,510
AES
2.450%, 01/15/2031	40,000	37,822
Ameren Illinois
4.500%, 03/15/2049	60,000	73,338
American Water Capital
3.450%, 05/01/2050	40,000	39,933
Arizona Public Service
3.500%, 12/01/2049	20,000	19,560
Baltimore Gas and Electric
2.900%, 06/15/2050	45,000	42,598
Berkshire Hathaway Energy
4.250%, 10/15/2050	35,000	39,949
Commonwealth Edison
3.000%, 03/01/2050	65,000	61,469
Constellation Energy Generation
6.250%, 10/01/2039	28,000	34,146

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
5.750%, 10/01/2041	$25,000	$29,037
5.600%, 06/15/2042	85,000	97,569
Consumers Energy
2.500%, 05/01/2060	60,000	49,728
Dominion Energy
3.375%, 04/01/2030	65,000	67,327
Duke Energy Carolinas
4.000%, 09/30/2042	80,000	87,209
Duke Energy Florida
6.350%, 09/15/2037	80,000	108,879
Duke Energy Ohio
4.300%, 02/01/2049	90,000	103,415
Emera US Finance
4.750%, 06/15/2046	45,000	50,546
Entergy
3.750%, 06/15/2050	45,000	46,168
Entergy Arkansas
2.650%, 06/15/2051	45,000	39,857
Entergy Louisiana
3.100%, 06/15/2041	65,000	63,220
Exelon
4.950%, 06/15/2035	65,000	74,302
Florida Power & Light
4.125%, 02/01/2042	65,000	73,500
Georgia Power
3.700%, 01/30/2050	50,000	50,673
MidAmerican Energy
3.150%, 04/15/2050	40,000	39,711
Monongahela Power
5.400%, 12/15/2043 (A)	45,000	55,998
NiSource
4.375%, 05/15/2047	40,000	45,147
Northern States Power
2.900%, 03/01/2050	50,000	47,838
Oglethorpe Power
5.375%, 11/01/2040	65,000	78,982
3.750%, 08/01/2050	85,000	87,742
Oncor Electric Delivery
7.250%, 01/15/2033	65,000	90,918
5.300%, 06/01/2042	85,000	109,529
3.700%, 05/15/2050	105,000	113,918
Pacific Gas and Electric
4.200%, 06/01/2041	40,000	38,082
3.500%, 08/01/2050	65,000	55,477
PacifiCorp
3.300%, 03/15/2051	50,000	49,320
Potomac Electric Power
4.150%, 03/15/2043	45,000	49,934

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
PPL Electric Utilities
3.000%, 10/01/2049	$60,000	$58,266
Public Service of Colorado
6.250%, 09/01/2037	50,000	71,548
2.700%, 01/15/2051	60,000	54,837
San Diego Gas & Electric
3.320%, 04/15/2050	15,000	15,042
Sempra Energy
4.000%, 02/01/2048	25,000	26,455
3.800%, 02/01/2038	40,000	41,783
Southern California Edison
3.650%, 02/01/2050	80,000	79,889
Tucson Electric Power
4.000%, 06/15/2050	5,000	5,446

		2,599,964

TOTAL CORPORATE OBLIGATIONS
(Cost $21,958,035)		21,286,497

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
2.000%, 11/15/2041	270,000	262,870
2.000%, 08/15/2051	1,045,000	1,021,977
1.750%, 08/15/2041	39,000	36,380
U.S. Treasury Note
1.375%, 11/15/2031	305,000	293,944

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,605,228)		1,615,171

MUNICIPAL BONDS — 4.9%
CALIFORNIA — 1.8%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	156,336
California State, GO
7.550%, 04/01/2039	100,000	160,192
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	149,697

		466,225

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS (continued)

	Face Amount	Value

NEW JERSEY — 1.2%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	$200,000	$314,590

NEW YORK — 0.5%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100,000	125,567

TEXAS — 1.4%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	68,119
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	160,574
Texas State, GO
5.517%, 04/01/2039	100,000	137,538

		366,231

TOTAL MUNICIPAL BONDS
(Cost $1,290,899)		1,272,613

SOVEREIGN DEBT — 3.0%
Mexico Government International Bond
5.750%, 10/12/2110	85,000	92,177
5.000%, 04/27/2051	155,000	164,663
4.500%, 01/31/2050	10,000	9,915
4.400%, 02/12/2052	65,000	62,725
4.280%, 08/14/2041	20,000	19,550
3.250%, 04/16/2030	65,000	64,705
Panama Government International Bond
4.500%, 04/16/2050	85,000	87,342
3.870%, 07/23/2060	50,000	46,000
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	15,000	14,158
Peruvian Government International Bond
2.844%, 06/20/2030	35,000	34,475
Philippine Government International Bond
3.200%, 07/06/2046	80,000	76,026
2.950%, 05/05/2045	35,000	32,243
Uruguay Government International Bond
5.100%, 06/18/2050	65,000	80,914

TOTAL SOVEREIGN DEBT
(Cost $819,047)		784,893

TOTAL INVESTMENTS— 96.6%
(Cost $25,673,209)		$24,959,174

Percentages are based on Net Assets of $25,849,080.

The Advisors’ Inner Circle Fund III	Legal & General
Long Duration U.S. Credit Fund
January 31, 2022 (Unaudited)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $1,487,046, representing 5.8% of the Net Assets of the Fund.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$21,286,497	$—	$21,286,497
U.S. Treasury Obligations	1,021,977	593,194	—	1,615,171
Municipal Bonds	—	1,272,613	—	1,272,613
Sovereign Debt	—	784,893	—	784,893

Total Investments in Securities	$1,021,977	$23,937,197	$—	$24,959,174

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 88.7%

	Face Amount	Value

COMMUNICATION SERVICES — 8.6%
Alphabet
1.900%, 08/15/2040	$60,000	$51,196
America Movil
4.375%, 04/22/2049	25,000	28,764
3.625%, 04/22/2029	30,000	31,610
AT&T
3.800%, 12/01/2057	50,000	49,043
3.650%, 09/15/2059	40,000	37,936
3.550%, 09/15/2055	110,000	103,821
3.500%, 09/15/2053	90,000	85,758
2.550%, 12/01/2033	140,000	131,615
Charter Communications Operating
6.384%, 10/23/2035	30,000	36,658
4.908%, 07/23/2025	40,000	43,177
4.800%, 03/01/2050	50,000	51,361
3.900%, 06/01/2052	40,000	36,711
3.850%, 04/01/2061	10,000	8,622
3.700%, 04/01/2051	10,000	8,870
3.500%, 06/01/2041	10,000	8,983
Comcast
3.969%, 11/01/2047	30,000	32,524
3.950%, 10/15/2025	40,000	42,806
3.400%, 04/01/2030	20,000	21,146
3.375%, 08/15/2025	40,000	41,898
3.150%, 03/01/2026	40,000	41,725
3.150%, 02/15/2028	70,000	73,063
2.937%, 11/01/2056 (A)	70,000	62,037
2.887%, 11/01/2051 (A)	30,000	27,164
Fox
4.030%, 01/25/2024	40,000	41,787
Sprint Spectrum
4.738%, 03/20/2025 (A)	10,000	10,438
Time Warner Cable
7.300%, 07/01/2038	10,000	13,298
6.750%, 06/15/2039	10,000	12,776
6.550%, 05/01/2037	40,000	49,571
5.875%, 11/15/2040	10,000	11,659
4.500%, 09/15/2042	10,000	10,129
T-Mobile USA
3.600%, 11/15/2060	20,000	18,259
3.500%, 04/15/2025	90,000	93,424
3.300%, 02/15/2051	30,000	27,059
Verizon Communications
3.550%, 03/22/2051	60,000	60,750
3.400%, 03/22/2041	160,000	158,578
2.987%, 10/30/2056	70,000	61,447

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
ViacomCBS
5.850%, 09/01/2043	$90,000	$114,120
5.250%, 04/01/2044	10,000	11,763
4.950%, 05/19/2050	20,000	23,734
4.375%, 03/15/2043	20,000	21,229
Vodafone Group
5.000%, 05/30/2038	10,000	11,758
4.250%, 09/17/2050	10,000	10,735
Walt Disney
6.650%, 11/15/2037	10,000	14,086
6.550%, 03/15/2033	20,000	26,792
3.600%, 01/13/2051	40,000	42,010
2.750%, 09/01/2049	20,000	17,998
2.000%, 09/01/2029	40,000	38,603

		1,958,491

CONSUMER DISCRETIONARY — 3.3%
Amazon.com
3.875%, 08/22/2037	30,000	33,513
3.100%, 05/12/2051	40,000	39,517
1.650%, 05/12/2028	40,000	38,731
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	42,372
General Motors
6.250%, 10/02/2043	10,000	12,788
5.150%, 04/01/2038	20,000	22,749
General Motors Financial
3.100%, 01/12/2032	80,000	78,278
1.700%, 08/18/2023	120,000	120,060
Home Depot
3.500%, 09/15/2056	30,000	31,226
3.350%, 04/15/2050	20,000	20,371
2.800%, 09/14/2027	50,000	51,846
Hyundai Capital America
2.375%, 10/15/2027 (A)	20,000	19,535
1.250%, 09/18/2023 (A)	70,000	69,379
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	80,913
Northwestern University
3.662%, 12/01/2057	10,000	11,808
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	21,945
University of Southern California
5.250%, 10/01/2111	20,000	30,223

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	$10,000	$10,818

		736,072

CONSUMER STAPLES — 5.4%
7-Eleven
1.800%, 02/10/2031 (A)	60,000	55,085
1.300%, 02/10/2028 (A)	70,000	65,105
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	30,227
Altria Group
5.950%, 02/14/2049	10,000	11,634
5.375%, 01/31/2044	30,000	32,790
4.800%, 02/14/2029	10,000	10,991
4.500%, 05/02/2043	10,000	9,786
3.875%, 09/16/2046	50,000	44,794
3.700%, 02/04/2051	40,000	34,612
3.400%, 05/06/2030	30,000	30,138
2.450%, 02/04/2032	80,000	72,756
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	32,291
4.750%, 04/15/2058	25,000	28,916
4.600%, 04/15/2048	115,000	131,832
BAT Capital
4.390%, 08/15/2037	70,000	70,752
3.222%, 08/15/2024	90,000	92,268
3.215%, 09/06/2026	120,000	122,111
2.259%, 03/25/2028	80,000	75,931
Hormel Foods
1.700%, 06/03/2028	60,000	58,381
JBS USA LUX
3.000%, 02/02/2029 (A)	45,000	44,115
Mars
3.950%, 04/01/2049 (A)	20,000	22,677
Mondelez International
1.875%, 10/15/2032	20,000	18,364
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	11,487
Reynolds American
4.450%, 06/12/2025	80,000	84,863
Walmart
2.350%, 12/15/2022	70,000	70,858

		1,262,764

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY — 6.0%
BP Capital Markets America
3.379%, 02/08/2061	$10,000	$9,375
3.060%, 06/17/2041	25,000	23,692
3.001%, 03/17/2052	25,000	22,609
3.000%, 02/24/2050	10,000	9,111
2.939%, 06/04/2051	10,000	8,952
2.772%, 11/10/2050	20,000	17,444
2.721%, 01/12/2032	25,000	24,726
Chevron USA
3.250%, 10/15/2029	70,000	74,139
Columbia Pipeline Group
5.800%, 06/01/2045	20,000	25,165
Devon Energy
5.600%, 07/15/2041	10,000	12,002
Energy Transfer
6.125%, 12/15/2045	40,000	47,135
5.400%, 10/01/2047	30,000	33,540
5.350%, 05/15/2045	10,000	10,802
5.300%, 04/15/2047	10,000	10,981
4.950%, 06/15/2028	60,000	66,111
4.000%, 10/01/2027	30,000	31,535
Enterprise Products Operating
3.750%, 02/15/2025	50,000	52,373
EOG Resources
4.375%, 04/15/2030	30,000	33,626
Exxon Mobil
4.227%, 03/19/2040	5,000	5,668
3.452%, 04/15/2051	35,000	36,269
Hess
4.300%, 04/01/2027	60,000	64,021
Marathon Petroleum
4.700%, 05/01/2025	90,000	96,744
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	82,347
3.625%, 04/01/2022 (A)	70,000	70,150
MPLX
4.500%, 04/15/2038	30,000	32,121
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	97,677
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	20,000	19,850
Spectra Energy Partners
3.375%, 10/15/2026	40,000	41,651
Suncor Energy
3.100%, 05/15/2025	60,000	61,930
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	37,209

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
ENERGY (continued)
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	$10,000	$10,771
2.800%, 10/15/2022 (A)	40,000	40,325
TotalEnergies Capital International
3.127%, 05/29/2050	15,000	14,536
2.986%, 06/29/2041	30,000	28,687
Valero Energy
2.850%, 04/15/2025	40,000	40,828
Williams
5.800%, 11/15/2043	30,000	37,118
2.600%, 03/15/2031	30,000	28,872

		1,360,092

FINANCIALS — 29.1%
American International Group
4.750%, 04/01/2048	20,000	24,247
4.500%, 07/16/2044	50,000	57,990
4.375%, 06/30/2050	50,000	58,433
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	96,376
ASB Bank
1.625%, 10/22/2026 (A)	90,000	87,705
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	10,589
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	67,090
Banco Santander
3.125%, 02/23/2023	50,000	51,168
2.746%, 05/28/2025	70,000	71,005
2.706%, 06/27/2024	120,000	122,249
Bank of America
3.311%, VAR U.S. SOFR + 1.580%, 04/22/2042	10,000	9,880
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	110,000	111,687
2.972%, VAR U.S. SOFR + 1.560%, 07/21/2052	70,000	65,221
2.687%, VAR U.S. SOFR + 1.320%, 04/22/2032	5,000	4,893
2.572%, VAR U.S. SOFR + 1.210%, 10/20/2032	45,000	43,607
Bank of America MTN
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	10,000	11,502
4.183%, 11/25/2027	90,000	96,653
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	10,000	11,261
3.458%, VAR ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	300,000	309,545
2.676%, VAR U.S. SOFR + 1.930%, 06/19/2041	90,000	81,996

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$80,000	$82,732
Bank of New York Mellon MTN
3.450%, 08/11/2023	120,000	123,784
Barclays
4.610%, VAR ICE LIBOR USD 3 Month + 1.400%, 02/15/2023	50,000	50,058
3.932%, VAR ICE LIBOR USD 3 Month + 1.610%, 05/07/2025	80,000	83,057
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	30,000	27,721
BNP Paribas
2.219%, VAR U.S. SOFR + 2.074%, 06/09/2026 (A)	60,000	59,483
1.323%, VAR U.S. SOFR + 1.004%, 01/13/2027 (A)	100,000	95,432
BPCE
1.652%, VAR U.S. SOFR + 1.520%, 10/06/2026 (A)	50,000	48,443
Capital One Financial
3.200%, 01/30/2023	80,000	81,552
Chubb INA Holdings
2.875%, 11/03/2022	40,000	40,467
CI Financial
4.100%, 06/15/2051	50,000	51,293
Citigroup
5.500%, 09/13/2025	50,000	55,496
4.300%, 11/20/2026	10,000	10,810
3.887%, VAR ICE LIBOR USD 3 Month + 1.563%, 01/10/2028	10,000	10,599
3.200%, 10/21/2026	20,000	20,724
2.976%, VAR U.S. SOFR + 1.422%, 11/05/2030	20,000	20,117
2.904%, VAR U.S. SOFR + 1.379%, 11/03/2042	30,000	28,013
2.561%, VAR U.S. SOFR + 1.167%, 05/01/2032	60,000	58,109
CNO Global Funding
1.750%, 10/07/2026 (A)	60,000	58,044
Credit Agricole
1.247%, VAR U.S. SOFR + 0.892%, 01/26/2027 (A)	70,000	66,765
Credit Suisse Group
2.193%, VAR U.S. SOFR + 2.044%, 06/05/2026 (A)	100,000	98,812
Deutsche Bank NY
3.035%, VAR U.S. SOFR + 1.718%, 05/28/2032	30,000	28,914
0.962%, 11/08/2023	70,000	69,249
0.898%, 05/28/2024	90,000	88,244
Discover Bank
3.350%, 02/06/2023	50,000	51,009

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	$40,000	$38,432
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	110,000	107,416
First American Financial
2.400%, 08/15/2031	100,000	95,087
GA Global Funding Trust
1.950%, 09/15/2028 (A)	90,000	84,897
1.000%, 04/08/2024 (A)	100,000	97,854
Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	20,000	22,509
3.800%, 03/15/2030	10,000	10,639
3.625%, 01/22/2023	40,000	40,985
3.500%, 01/23/2025	50,000	51,974
3.436%, VAR U.S. SOFR + 1.632%, 02/24/2043	40,000	39,984
3.210%, VAR U.S. SOFR + 1.513%, 04/22/2042	65,000	62,947
2.640%, VAR U.S. SOFR + 1.114%, 02/24/2028	70,000	70,081
2.600%, 02/07/2030	10,000	9,801
1.992%, VAR U.S. SOFR + 1.090%, 01/27/2032	30,000	27,569
1.948%, VAR U.S. SOFR + 0.913%, 10/21/2027	100,000	97,297
1.431%, VAR U.S. SOFR + 0.798%, 03/09/2027	150,000	143,951
Goldman Sachs Group MTN
3.850%, 07/08/2024	40,000	41,700
Guardian Life Global Funding
1.400%, 07/06/2027 (A)	60,000	57,425
Huntington Bancshares
4.000%, 05/15/2025	40,000	42,413
ING Groep
4.625%, 01/06/2026 (A)	50,000	54,626
3.550%, 04/09/2024	70,000	72,557
Intercontinental Exchange
3.450%, 09/21/2023	50,000	51,579
1.850%, 09/15/2032	50,000	45,562
JBS Finance Luxembourg Sarl
2.500%, 01/15/2027 (A)	70,000	67,901
JPMorgan Chase
4.250%, 10/01/2027	30,000	32,655
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	60,000	65,112
3.875%, 09/10/2024	10,000	10,514
3.375%, 05/01/2023	20,000	20,521
3.328%, VAR U.S. SOFR + 1.580%, 04/22/2052	60,000	60,307
3.220%, VAR ICE LIBOR USD 3 Month + 1.155%, 03/01/2025	50,000	51,340
3.200%, 01/25/2023	40,000	40,852
2.700%, 05/18/2023	60,000	61,019
2.545%, VAR U.S. SOFR + 1.180%, 11/08/2032	40,000	38,760

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
2.069%, VAR U.S. SOFR + 1.015%, 06/01/2029	$80,000	$76,832
1.953%, VAR U.S. SOFR + 1.065%, 02/04/2032	40,000	37,064
Morgan Stanley
3.217%, VAR U.S. SOFR + 1.485%, 04/22/2042	85,000	83,691
Morgan Stanley MTN
4.875%, 11/01/2022	50,000	51,403
2.475%, VAR U.S. SOFR + 1.000%, 01/21/2028	60,000	59,887
2.239%, VAR U.S. SOFR + 1.178%, 07/21/2032	40,000	37,714
2.188%, VAR U.S. SOFR + 1.990%, 04/28/2026	100,000	99,817
MUFG Union Bank
3.150%, 04/01/2022	110,000	110,248
NatWest Group
3.498%, VAR ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	80,000	80,480
2.359%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.150%, 05/22/2024	20,000	20,173
New York Life Global Funding
1.850%, 08/01/2031 (A)	40,000	37,750
PNC Financial Services Group
2.600%, 07/23/2026	130,000	133,755
Prudential Financial MTN
3.700%, 03/13/2051	10,000	10,619
RGA Global Funding
2.700%, 01/18/2029 (A)	65,000	64,864
Royal Bank of Canada MTN
2.300%, 11/03/2031	120,000	115,580
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	90,000	89,057
SVB Financial Group
1.800%, 10/28/2026	150,000	147,018
Truist Bank
3.200%, 04/01/2024	110,000	113,782
2.250%, 03/11/2030	10,000	9,646
Truist Financial MTN
2.850%, 10/26/2024	40,000	41,235
UBS Group
4.125%, 09/24/2025 (A)	20,000	21,272
US Bancorp
2.491%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	60,000	57,612
Wells Fargo MTN
4.900%, 11/17/2045	40,000	47,163
4.650%, 11/04/2044	60,000	68,293
4.400%, 06/14/2046	30,000	33,401
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	80,000	82,746
2.572%, VAR U.S. SOFR + 1.262%, 02/11/2031	60,000	59,022
2.393%, VAR U.S. SOFR + 2.100%, 06/02/2028	120,000	118,969

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Westpac Banking
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	$20,000	$19,125
2.150%, 06/03/2031	20,000	19,433
1.953%, 11/20/2028	110,000	106,834

		6,672,775

HEALTH CARE — 8.6%
Abbott Laboratories
4.900%, 11/30/2046	10,000	12,778
AbbVie
4.850%, 06/15/2044	20,000	23,412
4.550%, 03/15/2035	10,000	11,451
4.250%, 11/21/2049	50,000	55,630
4.050%, 11/21/2039	50,000	54,025
3.200%, 11/06/2022	20,000	20,254
2.950%, 11/21/2026	170,000	174,495
Aetna
2.750%, 11/15/2022	40,000	40,389
Amgen
2.200%, 02/21/2027	40,000	39,862
Anthem
4.101%, 03/01/2028	30,000	32,513
3.650%, 12/01/2027	70,000	74,419
2.550%, 03/15/2031	80,000	78,106
AstraZeneca
3.375%, 11/16/2025	30,000	31,566
Astrazeneca Finance
1.750%, 05/28/2028	90,000	87,016
1.200%, 05/28/2026	70,000	67,858
Boston Scientific
3.450%, 03/01/2024	70,000	72,516
Bristol-Myers Squibb
4.550%, 02/20/2048	30,000	35,804
2.550%, 11/13/2050	40,000	35,233
Cigna
4.800%, 08/15/2038	8,000	9,201
3.200%, 03/15/2040	10,000	9,636
CVS Health
5.050%, 03/25/2048	30,000	36,805
3.000%, 08/15/2026	40,000	41,384
1.750%, 08/21/2030	90,000	82,595
DH Europe Finance II Sarl
2.050%, 11/15/2022	70,000	70,725
Gilead Sciences
4.000%, 09/01/2036	30,000	33,133

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
HCA
3.500%, 07/15/2051	$30,000	$27,812
Humana
2.900%, 12/15/2022	50,000	50,775
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	35,132
Northwell Healthcare
4.260%, 11/01/2047	10,000	11,425
PerkinElmer
0.850%, 09/15/2024	70,000	68,006
Smith & Nephew
2.032%, 10/14/2030	40,000	36,958
Thermo Fisher Scientific
2.000%, 10/15/2031	45,000	42,783
1.750%, 10/15/2028	20,000	19,273
1.215%, 10/18/2024	220,000	216,942
UnitedHealth Group
3.700%, 12/15/2025	30,000	32,023
3.500%, 06/15/2023	20,000	20,622
3.500%, 02/15/2024	70,000	72,847
3.250%, 05/15/2051	15,000	14,977
2.300%, 05/15/2031	85,000	82,540

		1,962,921

INDUSTRIALS — 8.6%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	60,000	58,584
3.000%, 10/29/2028	60,000	58,744
2.450%, 10/29/2026	40,000	39,250
1.650%, 10/29/2024	110,000	108,084
1.150%, 10/29/2023	120,000	118,481
Boeing
5.930%, 05/01/2060	20,000	25,417
5.805%, 05/01/2050	120,000	150,940
5.150%, 05/01/2030	60,000	67,501
5.040%, 05/01/2027	190,000	210,140
3.250%, 02/01/2028	30,000	30,608
3.100%, 05/01/2026	60,000	60,968
2.196%, 02/04/2026	110,000	108,171
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	67,860
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	41,966
3.100%, 12/02/2051	20,000	19,138
2.450%, 12/02/2031	30,000	29,439
Carrier Global
2.242%, 02/15/2025	50,000	50,546

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Caterpillar Financial Services MTN
2.950%, 02/26/2022	$20,000	$20,035
Emerson Electric
1.800%, 10/15/2027	10,000	9,717
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	190,000	216,105
General Dynamics
1.875%, 08/15/2023	20,000	20,215
John Deere Capital MTN
2.650%, 06/24/2024	20,000	20,522
1.250%, 01/10/2025	115,000	113,698
Northrop Grumman
2.930%, 01/15/2025	90,000	92,656
Raytheon Technologies
4.450%, 11/16/2038	30,000	34,218
3.950%, 08/16/2025	70,000	74,604
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	96,147
United Airlines 2019-1 Class AA Pass Through Trust
4.150%, 08/25/2031	30,000	32,381

		1,976,135

INFORMATION TECHNOLOGY — 4.9%
Adobe
2.150%, 02/01/2027	110,000	110,296
Analog Devices
1.700%, 10/01/2028	40,000	38,664
Apple
3.250%, 02/23/2026	50,000	52,395
3.000%, 02/09/2024	90,000	92,676
2.650%, 02/08/2051	120,000	109,479
2.375%, 02/08/2041	80,000	72,454
Broadcom
3.419%, 04/15/2033 (A)	100,000	99,602
3.137%, 11/15/2035 (A)	30,000	28,442
2.450%, 02/15/2031 (A)	60,000	56,044
1.950%, 02/15/2028 (A)	20,000	19,060
Fiserv
3.200%, 07/01/2026	20,000	20,722
Mastercard
3.300%, 03/26/2027	30,000	31,747
Microsoft
2.921%, 03/17/2052	70,000	68,322
2.875%, 02/06/2024	10,000	10,290
2.525%, 06/01/2050	20,000	18,168
2.400%, 08/08/2026	40,000	40,928

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Oracle
4.000%, 07/15/2046	$20,000	$19,009
3.850%, 07/15/2036	70,000	69,740
3.650%, 03/25/2041	20,000	18,620
salesforce.com
2.900%, 07/15/2051	40,000	37,881
Vontier
2.950%, 04/01/2031	120,000	115,888

		1,130,427

MATERIALS — 1.7%
Eagle Materials
2.500%, 07/01/2031	80,000	76,503
Freeport-McMoRan
4.625%, 08/01/2030	11,000	11,444
Huntsman International
2.950%, 06/15/2031	50,000	48,874
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	40,000	38,788
1.832%, 10/15/2027 (A)	70,000	66,878
LYB International Finance III
4.200%, 05/01/2050	10,000	10,740
Martin Marietta Materials
2.400%, 07/15/2031	70,000	67,932
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	31,140
PPG Industries
1.200%, 03/15/2026	50,000	48,193

		400,492

REAL ESTATE — 5.0%
Agree
2.000%, 06/15/2028	80,000	76,607
American Campus Communities Operating Partnership
3.750%, 04/15/2023	60,000	61,309
Brixmor Operating Partnership
2.250%, 04/01/2028	40,000	38,779
Equinix
2.625%, 11/18/2024	160,000	162,418
Invitation Homes Operating Partnership
2.300%, 11/15/2028	70,000	67,501
Kimco Realty
3.125%, 06/01/2023	10,000	10,183
Mid-America Apartments
1.100%, 09/15/2026	50,000	47,329

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	$80,000	$77,770
Piedmont Operating Partnership
2.750%, 04/01/2032	50,000	47,780
Public Storage
1.950%, 11/09/2028	120,000	116,365
Regency Centers
4.650%, 03/15/2049	25,000	29,297
Rexford Industrial Realty
2.125%, 12/01/2030	50,000	46,189
Scentre Group Trust
1 3.750%, 03/23/2027 (A)	10,000	10,587
3.500%, 02/12/2025 (A)	20,000	20,794
3.250%, 10/28/2025 (A)	10,000	10,371
Simon Property Group
3.250%, 09/13/2049	20,000	19,418
1.750%, 02/01/2028	80,000	76,691
Spirit Realty
3.200%, 02/15/2031	40,000	39,973
Sun Communities Operating
2.300%, 11/01/2028	210,000	203,887

		1,163,248

UTILITIES — 7.5%
AES
3.300%, 07/15/2025 (A)	30,000	30,573
2.450%, 01/15/2031	10,000	9,456
Black Hills
4.350%, 05/01/2033	20,000	22,001
CenterPoint Energy Houston Electric
2.900%, 07/01/2050	10,000	9,480
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	29,911
Commonwealth Edison
4.000%, 03/01/2049	20,000	22,072
3.200%, 11/15/2049	30,000	29,444
3.100%, 11/01/2024	20,000	20,587
3.000%, 03/01/2050	30,000	28,371
Constellation Energy Generation
6.250%, 10/01/2039	40,000	48,780
5.750%, 10/01/2041	50,000	58,074
5.600%, 06/15/2042	20,000	22,957
Consumers Energy
3.500%, 08/01/2051	10,000	10,499
Dominion Energy
3.375%, 04/01/2030	40,000	41,432
1.450%, 04/15/2026	140,000	135,807

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Duke Energy Ohio
4.300%, 02/01/2049	$50,000	$57,453
2.125%, 06/01/2030	20,000	19,098
Duke Energy Progress
4.100%, 05/15/2042	70,000	76,803
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	18,587
Entergy
2.950%, 09/01/2026	50,000	51,360
2.400%, 06/15/2031	70,000	66,858
Entergy Texas
3.550%, 09/30/2049	60,000	60,707
Eversource Energy
2.900%, 10/01/2024	50,000	51,210
Georgia Power
4.300%, 03/15/2043	60,000	65,231
Indiana Michigan Power
4.250%, 08/15/2048	10,000	11,322
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	33,831
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	59,138
MidAmerican Energy
3.150%, 04/15/2050	60,000	59,566
Oglethorpe Power
5.375%, 11/01/2040	70,000	85,057
5.250%, 09/01/2050	50,000	61,320
Oncor Electric Delivery
7.000%, 09/01/2022	80,000	82,804
3.750%, 04/01/2045	40,000	42,964
3.700%, 05/15/2050	10,000	10,849
Pacific Gas and Electric
2.500%, 02/01/2031	30,000	27,170
2.100%, 08/01/2027	70,000	65,955
Public Service of Colorado
3.200%, 03/01/2050	30,000	29,821
Puget Energy
2.379%, 06/15/2028	60,000	57,875
Sempra Energy
4.000%, 02/01/2048	10,000	10,582
3.800%, 02/01/2038	20,000	20,892
Southern
1.750%, 03/15/2028	30,000	28,399
Southern California Gas
4.300%, 01/15/2049	10,000	11,693

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Union Electric
4.000%, 04/01/2048	$20,000	$22,652

		1,708,641

TOTAL CORPORATE OBLIGATIONS (Cost $20,967,002)		20,332,058

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds
2.000%, 11/15/2041	135,000	131,435
2.000%, 08/15/2051	940,000	919,291
U.S. Treasury Notes
1.500%, 01/31/2027	220,000	218,780
1.375%, 11/15/2031	115,000	110,831
0.750%, 12/31/2023	100,000	99,246

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,527,689)		1,479,583

SOVEREIGN DEBT — 1.8%
Chile Government International Bond
3.500%, 01/25/2050	10,000	9,588
Israel Government International Bond
3.875%, 07/03/2050	20,000	22,204
Japan Bank for International Cooperation
1.750%, 01/23/2023	10,000	10,079
Mexico Government International Bond
5.000%, 04/27/2051	30,000	31,870
4.750%, 04/27/2032	30,000	32,820
4.500%, 01/31/2050	45,000	44,617
4.400%, 02/12/2052	60,000	57,900
3.250%, 04/16/2030	40,000	39,819
Panama Government International Bond
4.500%, 04/16/2050	30,000	30,826
3.160%, 01/23/2030	60,000	60,505
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	9,439
Peruvian Government International Bond
2.844%, 06/20/2030	20,000	19,700
Philippine Government International Bond
3.200%, 07/06/2046	30,000	28,510

The Advisors’ Inner Circle Fund III	Legal & General
U.S. Credit Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT (continued)

	Face Amount	Value
2.950%, 05/05/2045	$10,000	$9,212

TOTAL SOVEREIGN DEBT (Cost $426,180)		407,089

MUNICIPAL BOND — 0.4%
CALIFORNIA — 0.4%
State of California
7.600%, 11/01/2040	50,000	82,461

TOTAL MUNICIPAL BOND (Cost $86,249)		82,461

TOTAL INVESTMENTS— 97.3% (Cost $23,007,120)		$22,301,191

Percentages are based on Net Assets of $22,915,637.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $2,869,614, representing 12.5% of the Net Assets of the Fund.

DAC — Designated Activity Company

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$20,332,058	$—	$20,332,058
U.S. Treasury Obligations	919,291	560,292	—	1,479,583
Sovereign Debt	—	407,089	—	407,089
Municipal Bond	—	82,461	—	82,461

Total Investments in Securities	$919,291	$21,381,900	$—	$22,301,191

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General
Retirement Income 2040 Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 99.8%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,222	$12,083
Legal & General Long Duration U.S. Credit Fund ,*	1,316	12,777
Legal & General MSCI World Index Fund ,*	5,648	55,891
Legal & General U.S. Credit Fund ,*	1,638	15,870

TOTAL EXCHANGE TRADED FUNDS (Cost $100,154)		96,621

TOTAL INVESTMENTS— 99.8% (Cost $100,154)		$96,621

Percentages are based on Net Assets of $96,775.
*	Affiliated investment.

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 01/31/22	Shares	Dividend Income
Legal & General Cash Flow Matched Bond Fund
$ -	$12,212	$-	$(129)	$-	$12,083	1,222	$-
Legal & General Long Duration U.S. Credit Fund
-	13,504	-	(727)	-	12,777	1,316	-
Legal & General MSCI World Index Fund
-	58,056	-	(2,165)	-	55,891	5,648	-
Legal & General U.S. Credit Fund
-	16,382	-	(512)	-	15,870	1,638	-
Totals:
$ -	$100,154	$-	$(3,533)	$-	$96,621	9,824	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 99.3%

	Face Amount	Value

COMMUNICATION SERVICES — 10.9%
AT&T
4.050%, 12/15/2023	$600,000	$628,626
Comcast
3.950%, 10/15/2025	100,000	107,016
NTT Finance
1.162%, 04/03/2026 (A)	200,000	192,398
Sky
3.750%, 09/16/2024 (A)	200,000	210,106
Verizon Communications
0.850%, 11/20/2025	400,000	383,476
0.750%, 03/22/2024	500,000	492,279
ViacomCBS
4.750%, 05/15/2025	375,000	403,386
Walt Disney
1.750%, 08/30/2024	250,000	250,702

		2,667,989

CONSUMER DISCRETIONARY — 6.8%
Amazon.com
0.800%, 06/03/2025	200,000	194,221
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	122,189
General Motors
4.000%, 04/01/2025	250,000	262,621
Home Depot
2.625%, 06/01/2022	200,000	201,100
Lowe’s
2.500%, 04/15/2026	300,000	306,262
McDonald’s MTN
1.450%, 09/01/2025	200,000	197,154
Toyota Motor Credit MTN
0.450%, 07/22/2022	200,000	199,863
Volkswagen Group of America Finance
2.700%, 09/26/2022 (A)	200,000	202,153

		1,685,563

CONSUMER STAPLES — 10.7%
Altria Group
2.350%, 05/06/2025	100,000	100,727
Cargill
0.400%, 02/02/2024 (A)	100,000	98,013
Diageo Capital
1.375%, 09/29/2025	200,000	196,265
General Mills
3.700%, 10/17/2023	200,000	207,013

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Hormel Foods
0.650%, 06/03/2024	$100,000	$98,003
Kellogg
2.650%, 12/01/2023	350,000	357,431
Keurig Dr Pepper
4.057%, 05/25/2023	150,000	154,884
Mars
0.875%, 07/16/2026 (A)	200,000	190,179
McCormick
3.150%, 08/15/2024	150,000	154,610
PepsiCo
2.375%, 10/06/2026	150,000	153,565
Procter & Gamble
2.450%, 11/03/2026	200,000	205,366
Walmart
2.850%, 07/08/2024	250,000	258,755
2.350%, 12/15/2022	475,000	480,819

		2,655,630

ENERGY — 4.3%
BP Capital Markets
2.500%, 11/06/2022	250,000	253,065
Chevron
1.141%, 05/11/2023	100,000	100,087
ConocoPhillips
3.350%, 11/15/2024	250,000	260,519
Kinder Morgan
4.300%, 06/01/2025	150,000	159,799
Shell International Finance BV
3.500%, 11/13/2023	285,000	295,490

		1,068,960

FINANCIALS — 25.2%
Aflac
2.875%, 10/15/2026	150,000	155,387
1.125%, 03/15/2026	100,000	96,620
AIG Global Funding
0.450%, 12/08/2023 (A)	375,000	368,187
Allstate
0.750%, 12/15/2025	225,000	215,067
American Express
3.000%, 10/30/2024	100,000	103,204
Aon
2.200%, 11/15/2022	400,000	404,092

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Bank of America
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	$300,000	$304,600
Bank of Montreal
0.450%, 12/08/2023	200,000	196,240
Citigroup
3.200%, 10/21/2026	250,000	259,045
European Investment Bank
0.375%, 07/24/2024	250,000	244,390
European Investment Bank MTN
3.125%, 12/14/2023	200,000	207,192
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	241,538
Goldman Sachs Group
3.625%, 02/20/2024	275,000	284,493
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	294,481
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	344,372
Jackson Financial
1.125%, 11/22/2023 (A)	250,000	247,128
JPMorgan Chase
1.561%, VAR U.S. SOFR + 0.605%, 12/10/2025	450,000	443,332
Kreditanstalt fuer Wiederaufbau
2.000%, 10/04/2022	200,000	201,886
0.375%, 07/18/2025	350,000	336,606
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	199,035
MetLife
4.368%, 09/15/2023	100,000	104,691
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	214,269
Morgan Stanley MTN
2.720%, VAR U.S. SOFR + 1.152%, 07/22/2025	200,000	203,033
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	203,540
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	96,530
Toronto-Dominion Bank MTN
1.950%, 01/12/2027	150,000	147,917
Wells Fargo MTN
3.550%, 09/29/2025	100,000	105,034

		6,221,909

HEALTH CARE — 13.8%
Abbott Laboratories
3.750%, 11/30/2026	100,000	108,170

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
AbbVie
2.300%, 11/21/2022	$600,000	$605,618
Anthem
2.375%, 01/15/2025	100,000	101,384
0.450%, 03/15/2023	225,000	223,208
Astrazeneca Finance
0.700%, 05/28/2024	100,000	98,157
Cigna
4.125%, 11/15/2025	100,000	106,838
CVS Health
4.750%, 12/01/2022	600,000	612,897
DH Europe Finance II Sarl
2.050%, 11/15/2022	500,000	505,181
Gilead Sciences
0.750%, 09/29/2023	150,000	148,391
Johnson & Johnson
0.550%, 09/01/2025	150,000	143,713
Novartis Capital
2.400%, 09/21/2022	200,000	202,136
Pfizer
3.400%, 05/15/2024	150,000	156,790
Thermo Fisher Scientific
3.650%, 12/15/2025	135,000	143,867
UnitedHealth Group
3.700%, 12/15/2025	250,000	266,862

		3,423,212

INDUSTRIALS — 7.5%
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	317,938
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	318,801
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	177,012
John Deere Capital MTN
2.650%, 06/24/2024	270,000	277,049
Northrop Grumman
3.250%, 08/01/2023	250,000	256,791
Raytheon Technologies
2.650%, 11/01/2026	300,000	307,387
Waste Management
0.750%, 11/15/2025	200,000	190,849

		1,845,827

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY — 7.4%
Apple
2.450%, 08/04/2026	$170,000	$173,637
2.400%, 05/03/2023	200,000	203,221
Mastercard
2.950%, 11/21/2026	100,000	104,842
Microsoft
2.650%, 11/03/2022	200,000	202,625
2.400%, 08/08/2026	500,000	511,602
PayPal Holdings
2.650%, 10/01/2026	100,000	102,559
salesforce.com
0.625%, 07/15/2024	250,000	244,788
Texas Instruments
1.125%, 09/15/2026	185,000	179,721
Visa
3.150%, 12/14/2025	100,000	104,931

		1,827,926

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	98,136

REAL ESTATE — 6.8%
American Campus Communities Operating Partnership
3.300%, 07/15/2026	230,000	239,658
ERP Operating
2.850%, 11/01/2026	250,000	257,591
Mid-America Apartments
1.100%, 09/15/2026	325,000	307,638
Public Storage
1.500%, 11/09/2026	300,000	293,943
Realty Income
4.625%, 11/01/2025	150,000	163,486
4.600%, 02/06/2024	100,000	105,220
Simon Property Group
2.000%, 09/13/2024	300,000	301,906

		1,669,442

UTILITIES — 5.5%
Entergy Louisiana
0.950%, 10/01/2024	100,000	97,907

The Advisors’ Inner Circle Fund III	Legal & General
Cash Flow Matched Bond Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Eversource Energy
3.800%, 12/01/2023	$350,000	$363,426
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	246,389
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	179,049
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	200,765
Virginia Electric and Power
3.450%, 09/01/2022	275,000	277,588

		1,365,124

TOTAL CORPORATE OBLIGATIONS
(Cost $24,818,797)		24,529,718

TOTAL INVESTMENTS— 99.3%
(Cost $24,818,797)		$24,529,718

Percentages are based on Net Assets of $24,701,424.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $2,488,735, representing 10.1% of the Net Assets of the Fund.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

VAR — Variable Rate

As of January 31, 2022, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%

	Shares	Value

COMMUNICATION SERVICES — 7.8%
Activision Blizzard	345	$27,258
Adevinta, Cl B (A)	103	1,081
Alphabet, Cl A (A)	124	335,553
Alphabet, Cl C (A)	115	312,107
AMC Entertainment Holdings, Cl A (A)	206	3,308
AT&T	2,944	75,072
Auto Trader Group	384	3,469
BCE	29	1,515
Bollore	355	1,914
BT Group, Cl A	3,578	9,521
Cable One	2	3,089
Cameco	159	3,091
Capcom	100	2,454
Cellnex Telecom (A)	204	9,298
Charter Communications, Cl A (A)	55	32,634
Comcast, Cl A	1,904	95,181
CyberAgent (A)	200	2,348
Dentsu Group	100	3,360
Deutsche Telekom	1,336	25,164
Discovery (A)	68	1,898
Discovery, Cl C (A)	126	3,446
DISH Network, Cl A (A)	99	3,109
Electronic Arts	114	15,123
Elisa	57	3,341
Embracer Group, Cl B (A)	191	1,899
Fox	190	7,514
Hakuhodo DY Holdings	100	1,535
HKT Trust & HKT	2,000	2,728
IAC (A)	32	4,369
Informa (A)	602	4,547
Infrastrutture Wireless Italiane	136	1,463
Interpublic Group of	158	5,615
Kakaku.com	100	2,073
KDDI	600	19,187
Koninklijke KPN	1,350	4,442
Liberty Broadband, Cl A (A)	12	1,756
Liberty Broadband, Cl C (A)	56	8,311
Liberty Global (A)	138	3,732
Liberty Global, Cl A (A)	65	1,763
Liberty Media -Liberty Formula One, Cl C (A)	78	4,698
Liberty Media -Liberty SiriusXM (A)	101	4,692
Live Nation Entertainment (A)	66	7,228
Lumen Technologies	377	4,660
Match Group (A)	105	11,834
Meta Platforms, Cl A (A)	986	308,874
Netflix (A)	184	78,594
News	157	3,492
Nexon	200	3,771

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

COMMUNICATION SERVICES (continued)
Nintendo	100	$49,039
Nippon Telegraph & Telephone	500	14,280
Omnicom Group	86	6,481
Orange	801	9,421
Pearson	303	2,523
Pinterest, Cl A (A)	222	6,562
Proximus SADP	62	1,269
Publicis Groupe	91	6,162
Quebecor, Cl B	67	1,584
REA Group	21	2,180
Rogers Communications, Cl B	142	7,202
Roku, Cl A (A)	47	7,710
Schibsted, Cl A	30	888
Schibsted, Cl B	38	994
Scout24	35	2,080
Sea ADR (A)	55	8,267
SEEK	134	2,779
Shaw Communications, Cl B	181	5,395
Singapore Telecommunications	3,300	5,970
Sirius XM Holdings	405	2,576
Snap, Cl A (A)	425	13,830
SoftBank	1,200	15,019
SoftBank Group	500	22,196
Spark New Zealand	747	2,137
Swisscom	10	5,714
Take-Two Interactive Software (A)	47	7,677
Tele2, Cl B	205	2,975
Telecom Italia	4,001	1,883
Telefonica	2,112	9,841
Telefonica Deutschland Holding	419	1,201
Telenor	281	4,644
Telia	1,093	4,301
Telstra	1,669	4,644
TELUS	179	4,212
T-Mobile US (A)	267	28,881
Twitter (A)	320	12,003
Ubisoft Entertainment (A)	37	2,121
United Internet	39	1,530
Universal Music Group	291	7,155
Verizon Communications	1,659	88,309
ViacomCBS, Cl B	243	8,128
Vivendi	311	4,079
Vodafone Group	12,439	21,773
Walt Disney (A)	756	108,085
WPP	478	7,472
Z Holdings	1,100	5,597

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

COMMUNICATION SERVICES (continued)
ZoomInfo Technologies, Cl A (A)	90	$4,757

		2,016,637

CONSUMER DISCRETIONARY — 11.0%
Accor (A)	68	2,496
adidas	83	22,842
Advance Auto Parts	25	5,788
Ageas	69	3,324
Airbnb, Cl A (A)	94	14,473
Aisin	100	3,644
Allianz	174	44,741
Amazon.com (A)	188	562,397
Aptiv (A)	108	14,751
Aramark	92	3,155
Aristocrat Leisure	241	6,992
AutoZone (A)	9	17,877
Bandai Namco Holdings	100	7,059
Barratt Developments	408	3,369
Bath & Body Works	106	5,943
Bayerische Motoren Werke	133	14,045
Berkeley Group Holdings	45	2,551
Best Buy	90	8,935
Booking Holdings (A)	18	44,210
BorgWarner	96	4,210
Bridgestone	200	8,813
Burberry Group	162	4,127
Burlington Stores (A)	27	6,397
Caesars Entertainment (A)	86	6,548
Canadian Tire, Cl A	23	3,321
CarMax (A)	65	7,226
Carnival (A)	332	6,577
Carvana, Cl A (A)	30	4,862
Chewy, Cl A (A)	36	1,714
Chipotle Mexican Grill, Cl A (A)	12	17,827
Chow Tai Fook Jewellery Group	800	1,412
Cie Financiere Richemont, Cl A	223	32,356
Cie Generale des Etablissements Michelin SCA	68	11,354
Compass Group	715	16,234
Continental (A)	44	4,245
Crown Resorts (A)	149	1,282
Darden Restaurants	52	7,273
Delivery Hero (A)	65	4,993
Denso	200	14,974
Dollar General	103	21,473
Dollar Tree (A)	90	11,810
Dollarama	116	5,986
Domino’s Pizza	15	6,820
Domino’s Pizza Enterprises	24	1,770
DoorDash, Cl A (A)	43	4,880

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
DR Horton	156	$13,918
DraftKings, Cl A (A)	129	2,850
eBay	261	15,678
Electrolux, Cl B	92	1,898
Entain (A)	235	5,064
EssilorLuxottica	115	21,753
Etsy (A)	51	8,011
Evolution (B)	69	8,509
Expedia Group (A)	58	10,631
Faurecia	47	2,108
Ferrari	51	11,797
Fiverr International (A)	12	1,024
Flutter Entertainment (A)	67	10,132
Ford Motor	1,675	34,002
Galaxy Entertainment Group (A)	1,000	5,837
Garmin	62	7,714
General Motors (A)	561	29,582
Genting Singapore	2,400	1,314
Genuine Parts	57	7,594
Gildan Activewear	79	3,145
H & M Hennes & Mauritz, Cl B	294	5,830
Hasbro	52	4,809
Hermes International	13	19,483
Hilton Worldwide Holdings (A)	112	16,252
Home Depot	434	159,269
Honda Motor	700	20,631
Hydro One	132	3,410
IDP Education	84	1,755
Iida Group Holdings	100	2,090
Industria de Diseno Textil	437	13,212
InterContinental Hotels Group (A)	73	4,833
Isuzu Motors	200	2,476
JD Sports Fashion	1,032	2,646
Just Eat Takeaway.com (A)	72	3,547
Kering	30	22,362
Kingfisher	846	3,778
Klepierre (A)	81	2,152
La Francaise des Jeux SAEM (B)	38	1,573
Las Vegas Sands (A)	138	6,044
Lear	24	4,016
Lennar, Cl A	110	10,572
LKQ	112	6,148
Lowe’s	288	68,357
Lucid Group (A)	162	4,761
Lululemon Athletica (A)	47	15,687
Marriott International, Cl A (A)	111	17,884
Mazda Motor	200	1,558
McDonald’s	307	79,651
Melco Resorts & Entertainment ADR (A)	86	908

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
MercadoLibre (A)	18	$20,377
Mercari (A)	100	3,788
Mercedes-Benz Group	370	29,390
MGM Resorts International	154	6,579
Mohawk Industries (A)	24	3,789
Moncler	82	5,245
Newell Brands	153	3,551
Next (A)	53	5,384
NIKE, Cl B	526	77,885
Nissan Motor (A)	900	4,820
NVR (A)	2	10,654
O’Reilly Automotive (A)	31	20,204
Oriental Land	100	17,461
Pan Pacific International Holdings	200	2,694
Panasonic	900	9,935
Pandora (A)	40	4,336
Peloton Interactive, Cl A (A)	112	3,061
Persimmon	128	4,141
Pool	16	7,620
Prosus	400	33,407
PulteGroup	104	5,480
Puma	42	4,483
Rakuten Group (A)	400	3,478
Renault (A)	77	3,077
Restaurant Brands International	114	6,376
Rivian Automotive, Cl A (A)	69	4,536
Ross Stores	163	15,933
Royal Caribbean Cruises (A)	92	7,158
Ryohin Keikaku	100	1,437
Sands China (A)	800	2,233
SEB	11	1,682
Sekisui Chemical	200	3,511
Sekisui House	200	4,066
Sharp (A)	100	1,118
Sodexo	35	3,251
Sony Group	500	56,558
Stanley Electric	100	2,347
Starbucks	493	48,472
Stellantis (A)	928	18,097
Subaru	200	3,661
Sumitomo Electric Industries	300	4,010
Suzuki Motor	200	8,560
Swatch Group	54	4,674
Tabcorp Holdings	890	3,112
Target	205	45,188
Taylor Wimpey	1,459	2,997
Tesla (A)	348	325,979
TJX	516	37,136
Toyota Motor	4,300	84,670

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Tractor Supply	46	$10,042
Ulta Beauty (A)	21	7,639
USS	100	1,635
Vail Resorts	16	4,434
Valeo	92	2,572
VF	134	8,738
Volkswagen	13	3,762
Wayfair, Cl A (A)	29	4,522
Wesfarmers	455	17,015
Whirlpool	25	5,255
Whitbread (A)	81	3,340
Wynn Resorts (A)	42	3,589
Yamaha	100	4,590
Yamaha Motor	100	2,396
Yum! Brands	118	14,770
Zalando (A)	89	7,038
ZOZO	100	2,676

		2,806,945

CONSUMER STAPLES — 6.8%
Aeon	300	6,856
Ajinomoto	200	5,579
Alimentation Couche-Tard	328	13,229
Altria Group	781	39,737
Anheuser-Busch InBev	305	19,212
Archer-Daniels-Midland	224	16,800
Asahi Group Holdings	200	8,206
Associated British Foods	143	3,771
Barry Callebaut	2	4,600
Beiersdorf	40	3,978
British American Tobacco	928	39,717
Brown-Forman, Cl B	124	8,361
Budweiser Brewing APAC	700	1,856
Bunge	57	5,635
Campbell Soup	79	3,485
Carlsberg, Cl B	40	6,476
Carrefour	254	4,847
Chocoladefabriken Lindt & Spruengli	1	11,588
Church & Dwight	99	10,162
Clorox	49	8,225
Coca-Cola	1,679	102,436
Coca-Cola Europacific Partners	82	4,686
Coca-Cola HBC	80	2,644
Coles Group	538	6,192
Colgate-Palmolive	321	26,467
Conagra Brands	193	6,709
Constellation Brands, Cl A	76	18,069
Costco Wholesale	181	91,429
Danone	262	16,314

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

CONSUMER STAPLES (continued)
Davide Campari-Milano	210	$2,633
Diageo	973	48,965
Empire	68	2,098
Endeavour Group	545	2,426
Essity, Cl B	246	6,921
Estee Lauder, Cl A	99	30,867
Etablissements Franz Colruyt	23	934
General Mills	243	16,689
George Weston	31	3,381
Heineken	104	11,161
Heineken Holding	46	4,036
HelloFresh (A)	66	4,370
Henkel & KGaA	42	3,331
Hershey	58	11,430
Hormel Foods	120	5,696
Imperial Brands	379	8,962
J M Smucker	44	6,186
J Sainsbury	710	2,787
Japan Tobacco	500	10,012
JDE Peet’s	40	1,198
Jeronimo Martins SGPS	115	2,778
Kao	200	10,030
Kellogg	103	6,489
Kerry Group, Cl A	64	8,066
Kesko, Cl B	110	3,465
Keurig Dr Pepper	284	10,778
Kikkoman	100	7,603
Kimberly-Clark	135	18,583
Kirin Holdings	300	4,829
Kobe Bussan	100	3,106
Koninklijke Ahold Delhaize	421	13,622
Kraft Heinz	270	9,666
Kroger	285	12,423
Lion	100	1,308
McCormick	100	10,031
MEIJI Holdings	100	6,252
Metro, Cl A	100	5,349
Molson Coors Beverage, Cl B	76	3,622
Mondelez International, Cl A	591	39,615
Monster Beverage (A)	181	15,696
Mowi	176	4,316
Nestle	1,128	145,579
Nisshin Seifun Group	100	1,409
Ocado Group (A)	196	3,984
Orkla	302	2,886
PepsiCo	566	98,212
Pernod Ricard	93	19,834
Philip Morris International	646	66,441
Procter & Gamble	986	158,204

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

CONSUMER STAPLES (continued)
Reckitt Benckiser Group	310	$25,154
Remy Cointreau	9	1,874
Seven & i Holdings	300	14,638
Shiseido	200	10,130
Suntory Beverage & Food	100	3,849
Swedish Match	637	4,914
Sysco	205	16,021
Tesco	3,114	12,492
Treasury Wine Estates	289	2,179
Tyson Foods, Cl A	118	10,725
Unicharm	200	7,748
Unilever	1,078	55,114
Walgreens Boots Alliance	295	14,679
Walmart	633	88,500
WH Group	3,500	2,341
Wilmar International	800	2,546
Woolworths Group	509	12,429
Yakult Honsha	100	5,076

		1,665,934

ENERGY — 3.7%
Aker BP	50	1,739
Ampol	95	2,016
Baker Hughes, Cl A	332	9,110
BP	8,530	44,118
Canadian Natural Resources	527	26,807
Cenovus Energy	525	7,637
Cheniere Energy	97	10,854
Chevron	795	104,407
ConocoPhillips	566	50,159
Coterra Energy	309	6,767
Devon Energy	258	13,047
Diamondback Energy	69	8,705
Enbridge	866	36,612
ENEOS Holdings	1,200	4,788
Eni	1,012	15,230
EOG Resources	234	26,086
Equinor	392	10,812
Exxon Mobil	1,750	132,930
Galp Energia SGPS	200	2,209
Halliburton	356	10,943
Hess	112	10,337
Idemitsu Kosan	100	2,562
Imperial Oil	99	4,051
Inpex	400	4,032
Keyera	88	2,071
Kinder Morgan	817	14,183
Lundin Energy	81	3,275
Marathon Petroleum	256	18,368

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

ENERGY (continued)
Neste	170	$7,627
Occidental Petroleum	374	14,089
OMV	59	3,591
ONEOK	179	10,862
Parkland	61	1,622
Pembina Pipeline	220	6,985
Phillips 66	176	14,923
Pioneer Natural Resources	93	20,357
Repsol	581	7,379
Santos	1,288	6,586
Schlumberger	646	25,239
Shell	3,214	81,548
Suncor Energy	595	17,001
TC Energy	436	22,514
Tenaris	189	2,309
TotalEnergies	1,046	59,425
Tourmaline Oil	124	4,421
Valero Energy	164	13,607
Williams	487	14,581
Woodside Petroleum	386	6,903

		925,424

FINANCIALS — 14.5%
3i Group	390	7,251
ABN AMRO Bank	169	2,728
abrdn	871	2,846
Admiral Group	77	3,252
Aegon	717	4,056
Aflac	255	16,019
AGNC Investment	211	3,142
AIA Group	4,800	50,175
Alleghany (A)	6	3,984
Allstate	119	14,360
Ally Financial	144	6,872
American Express	285	51,249
American Financial Group	29	3,778
American International Group	343	19,808
Ameriprise Financial	46	13,998
Amundi	24	1,865
Annaly Capital Management	578	4,566
Aon, Cl A	97	26,815
Apollo Global Management	133	9,310
Arch Capital Group (A)	159	7,365
Arthur J Gallagher	83	13,109
Assurant	24	3,660
ASX	78	4,623
Australia & New Zealand Banking Group	1,243	23,507
Aviva	1,567	9,260
AXA	847	26,757

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Baloise Holding	19	$3,326
Banco Bilbao Vizcaya Argentaria	2,671	17,065
Banco Santander	7,589	26,641
Bank Hapoalim	455	4,717
Bank Leumi Le-Israel	582	6,205
Bank of America	3,121	144,003
Bank of Montreal	279	31,580
Bank of New York Mellon	329	19,497
Bank of Nova Scotia	517	37,239
Barclays	6,778	18,069
Berkshire Hathaway, Cl B (A)	538	168,405
BlackRock, Cl A	63	51,845
Blackstone	275	36,292
BNP Paribas	483	34,570
BOC Hong Kong Holdings	1,500	5,788
Brookfield Asset Management, Cl A	601	33,096
Brown & Brown	96	6,363
CaixaBank	1,775	5,716
Canadian Imperial Bank of Commerce	198	24,863
Capital One Financial	194	28,466
Carlyle Group	64	3,267
Cboe Global Markets	43	5,097
Charles Schwab	605	53,058
Chiba Bank	200	1,300
Chubb	187	36,891
Cincinnati Financial	61	7,188
Citigroup	847	55,157
Citizens Financial Group	171	8,801
CME Group, Cl A	153	35,114
CNP Assurances	69	1,706
Coinbase Global, Cl A (A)	15	2,852
Commerzbank (A)	401	3,455
Commonwealth Bank of Australia	740	49,398
Concordia Financial Group	400	1,648
Credit Suisse Group	1,062	10,060
Dai-ichi Life Holdings	400	9,021
Daiwa Securities Group	600	3,625
Danske Bank	276	5,355
DBS Group Holdings	700	18,395
Deutsche Bank	828	11,503
Deutsche Boerse	76	13,498
Discover Financial Services	120	13,890
DNB Bank	373	8,886
Equitable Holdings	148	4,979
Equities	119	4,637
Erie Indemnity, Cl A	10	1,841
Erste Group Bank	138	6,413
Eurazeo	16	1,271
Euronext (B)	34	3,263

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Everest Re Group	16	$4,534
EXOR	43	3,600
FactSet Research Systems	15	6,328
Fairfax Financial Holdings	10	4,829
Fidelity National Financial	109	5,488
Fifth Third Bancorp	277	12,363
FinecoBank Banca Fineco	245	4,130
First Citizens BancShares, Cl A	5	3,895
First Republic Bank	71	12,325
Franklin Resources	121	3,868
Futu Holdings ADR (A)	20	865
Gjensidige Forsikring	80	1,954
Globe Life	39	3,990
Goldman Sachs Group	142	50,365
Great-West Lifeco	112	3,499
Groupe Bruxelles Lambert	45	4,828
Hang Seng Bank	300	5,933
Hannover Rueck	24	4,835
Hargreaves Lansdown	143	2,591
Hartford Financial Services Group	139	9,990
Hong Kong Exchanges & Clearing	500	28,470
HSBC Holdings	8,527	60,684
Huntington Bancshares	592	8,916
iA Financial	43	2,798
IGM Financial	33	1,159
Industrivarden, Cl A	16	503
Industrivarden, Cl C	105	3,248
ING Groep	1,715	25,408
Insurance Australia Group	988	2,986
Intact Financial	71	9,620
Intercontinental Exchange	241	30,525
Intesa Sanpaolo	7,428	22,019
Invesco	139	3,150
Investor, Cl A	802	18,183
Investor, Cl B	712	15,403
Israel Discount Bank, Cl A	466	3,106
Japan Exchange Group	200	4,127
Japan Post Bank	200	1,970
Japan Post Holdings	1,000	8,552
Japan Post Insurance	100	1,752
JPMorgan Chase	1,227	182,332
Julius Baer Group	89	5,804
KBC Group	100	8,678
KeyCorp	383	9,598
Kinnevik, Cl B (A)	98	2,912
KKR	210	14,944
L E Lundbergforetagen, Cl B	32	1,631

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Legal & General Group	2,388	$9,330
Lincoln National	71	4,969
Lloyds Banking Group	28,429	19,654
Loblaw	69	5,323
Loews	88	5,250
London Stock Exchange Group	132	12,884
LVMH Moet Hennessy Louis Vuitton	114	93,608
M&G	1,037	3,030
M&T Bank	52	8,808
Macquarie Group	140	18,330
Magellan Financial Group	55	730
Manulife Financial	890	18,533
Markel (A)	6	7,396
MarketAxess Holdings	15	5,167
Marsh & McLennan	203	31,189
Medibank Pvt	1,105	2,423
Mediobanca Banca di Credito Finanziario	248	2,835
MetLife	326	21,862
Mitsubishi HC Capital	300	1,553
Mitsubishi UFJ Financial Group	4,900	29,567
Mizrahi Tefahot Bank	56	2,153
Mizuho Financial Group	1,000	13,587
Moody’s	72	24,696
Morgan Stanley	569	58,345
MS&AD Insurance Group Holdings	200	6,875
MSCI, Cl A	33	17,692
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	63	19,911
Nasdaq	47	8,423
National Australia Bank	1,418	27,404
National Bank of Canada	135	10,801
NatWest Group	2,306	7,594
NN Group	108	6,038
Nomura Holdings	1,200	5,305
Nordea Bank Abp	1,478	17,504
Northern Trust	79	9,215
Onex	31	2,227
ORIX	500	10,367
Oversea-Chinese Banking	1,400	13,010
Partners Group Holding	9	12,512
Phoenix Group Holdings	260	2,331
PNC Financial Services Group	181	37,284
Poste Italiane	209	2,812
Power Corp of Canada	224	7,200
Principal Financial Group	108	7,890
Progressive	235	25,535
Prudential	1,048	17,644
Prudential Financial	155	17,293
QBE Insurance Group	591	4,695

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Raiffeisen Bank International	59	$1,651
Raymond James Financial	74	7,834
Regions Financial	382	8,763
Resona Holdings	800	3,448
Robinhood Markets, Cl A (A)	73	1,033
Royal Bank of Canada	591	67,383
S&P Global	102	42,352
Sampo, Cl A	200	9,898
SBI Holdings	100	2,603
Schroders	50	2,295
SEI Investments	48	2,813
Shizuoka Bank	200	1,577
Signature Bank NY	24	7,311
Singapore Exchange	300	2,079
Skandinaviska Enskilda Banken, Cl A	657	8,459
Societe Generale	325	12,065
SoFi Technologies (A)	207	2,583
Sofina	6	2,386
Sompo Holdings	100	4,684
St. James’s Place	216	4,448
Standard Chartered	1,054	7,647
State Street	147	13,891
Sumitomo Mitsui Financial Group	500	17,967
Sumitomo Mitsui Trust Holdings	100	3,481
Sun Life Financial	235	13,309
Suncorp Group	514	4,051
SVB Financial Group (A)	24	14,014
Svenska Handelsbanken, Cl A	590	6,270
Swedbank	366	7,158
Swiss Life Holding	13	8,356
Swiss Re	121	13,165
Synchrony Financial	228	9,711
T Rowe Price Group	91	14,053
T&D Holdings	200	2,963
Tokio Marine Holdings	300	17,997
Toronto-Dominion Bank	758	60,710
Tradeweb Markets, Cl A	42	3,560
Travelers	113	18,778
Truist Financial	571	35,870
Tryg	145	3,437
UBS Group	1,526	28,270
UniCredit	854	13,700
United Overseas Bank	500	11,174
Upstart Holdings (A)	8	872
US Bancorp	601	34,972
W R Berkley	57	4,817
Wells Fargo	1,702	91,568
Wendel	11	1,192
Westpac Banking	1,470	21,227

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Willis Towers Watson	52	$12,166
Zurich Insurance Group	65	31,070

		3,470,223

HEALTH CARE — 12.4%
10X Genomics, Cl A (A)	31	2,984
Abbott Laboratories	727	92,663
AbbVie	723	98,972
ABIOMED (A)	18	5,326
Agilent Technologies	121	16,858
Alcon	200	15,406
Align Technology (A)	30	14,849
Alnylam Pharmaceuticals (A)	48	6,605
Ambu, Cl B	67	1,418
AmerisourceBergen, Cl A	62	8,444
Amgen	237	53,832
Amplifon	50	2,127
Anthem	103	45,422
Argenx (A)	18	4,822
Asahi Intecc	100	1,706
Astellas Pharma	700	11,324
AstraZeneca	639	74,260
Avantor (A)	211	7,877
Bachem Holding, Cl B	3	1,783
Bausch Health (A)	122	2,999
Baxter International	200	17,088
Bayer	433	26,378
Becton Dickinson and	123	31,259
Biogen (A)	60	13,560
BioMarin Pharmaceutical (A)	74	6,559
BioMerieux	17	1,993
Bio-Rad Laboratories, Cl A (A)	9	5,397
Bio-Techne	16	6,022
Boston Scientific (A)	570	24,453
Bristol-Myers Squibb	923	59,893
Canopy Growth (A)	94	756
Cardinal Health	116	5,982
Carl Zeiss Meditec	16	2,569
Catalent (A)	68	7,067
Centene (A)	234	18,196
Cerner	119	10,853
Charles River Laboratories International (A)	20	6,595
Chugai Pharmaceutical	300	9,754
Cigna	145	33,417
Cochlear	26	3,572
Coloplast, Cl B	48	6,965
Cooper	20	7,966
CSL	192	35,672
CVS Health	549	58,474

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
Daiichi Sankyo	700	$15,798
Danaher	265	75,734
DaVita (A)	27	2,926
Demant (A)	43	1,901
DENTSPLY SIRONA	88	4,701
Dexcom (A)	39	16,789
DiaSorin	10	1,546
Edwards Lifesciences (A)	267	29,156
Eisai	100	5,025
Elanco Animal Health (A)	171	4,453
Eli Lilly	335	82,206
Eurofins Scientific	54	5,415
Exact Sciences (A)	69	5,269
Fisher & Paykel Healthcare	231	4,230
Fresenius & KGaA	168	6,945
Fresenius Medical Care & KGaA	82	5,563
Genmab (A)	26	8,834
Getinge, Cl B	92	3,586
Gilead Sciences	530	36,400
GlaxoSmithKline	2,111	46,651
GN Store Nord	50	3,024
Grifols	120	2,114
HCA Healthcare	103	24,725
Henry Schein (A)	56	4,217
Hikma Pharmaceuticals	70	1,955
Hologic (A)	102	7,164
Horizon Therapeutics (A)	86	8,026
Hoya	200	26,063
Humana	52	20,410
IDEXX Laboratories (A)	34	17,248
Illumina (A)	59	20,580
Incyte (A)	75	5,575
Inmode (A)	20	965
Insulet (A)	28	6,944
Intuitive Surgical (A)	149	42,343
Ipsen	15	1,461
IQVIA Holdings (A)	77	18,857
Jazz Pharmaceuticals (A)	25	3,473
Johnson & Johnson	1,074	185,039
Koninklijke Philips	368	12,199
Kyowa Kirin	100	2,495
Laboratory Corp of America Holdings (A)	39	10,583
Lonza Group	33	22,703
M3 (A)	200	7,685
Masimo (A)	21	4,617
McKesson	62	15,917
Medipal Holdings	100	1,804
Medtronic	559	57,851
Merck	1,047	85,310

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
Merck KGaA	52	$11,370
Mettler-Toledo International (A)	9	13,254
Moderna (A)	145	24,553
Molina Healthcare (A)	23	6,681
Neurocrine Biosciences (A)	38	3,003
Novartis	902	78,242
Novavax (A)	28	2,624
Novo Nordisk, Cl B	697	69,409
Novocure (A)	37	2,540
Oak Street Health (A)	39	678
Olympus	400	8,944
Ono Pharmaceutical	200	4,857
Orion, Cl B	43	1,746
Orpea	21	920
Otsuka Holdings	200	6,872
PerkinElmer	45	7,748
Pfizer	2,317	122,083
QIAGEN (A)	92	4,556
Quest Diagnostics	49	6,616
Ramsay Health Care	73	3,253
Recordati Industria Chimica e Farmaceutica	42	2,353
Regeneron Pharmaceuticals (A)	45	27,386
ResMed	58	13,259
Roche Holding	301	116,964
Royalty Pharma, Cl A	137	5,481
Ryman Healthcare	170	1,115
Sanofi	477	49,885
Santen Pharmaceutical	100	1,134
Sartorius Stedim Biotech	11	4,812
Seagen (A)	55	7,398
Shionogi	100	5,622
Siemens Healthineers	113	7,234
Smith & Nephew	352	5,995
Sonic Healthcare	182	4,918
Sonova Holding	22	7,832
STERIS	40	8,976
Straumann Holding	4	6,625
Stryker	144	35,719
Sumitomo Dainippon Pharma	100	1,092
Sysmex	100	9,520
Takeda Pharmaceutical	600	17,440
Teladoc Health (A)	57	4,372
Teleflex	19	5,894
Terumo	300	10,980
Teva Pharmaceutical Industries ADR (A)	442	3,726
Thermo Fisher Scientific	162	94,171
UCB	51	5,078
UnitedHealth Group	388	183,357
Universal Health Services, Cl B	30	3,902

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
Veeva Systems, Cl A (A)	63	$14,902
Vertex Pharmaceuticals (A)	113	27,465
Viatris, Cl W (A)	485	7,260
Vifor Pharma	20	3,539
Waters (A)	25	8,003
West Pharmaceutical Services	30	11,797
Zimmer Biomet Holdings	84	10,334
Zoetis, Cl A	199	39,758

		3,009,839

INDUSTRIALS — 10.2%
3M	244	40,509
A O Smith	53	4,050
ABB	658	22,762
ACS Actividades de Construccion y Servicios (A)	196	2,531
Adecco Group	62	2,954
Aena SME (A)	30	4,855
Aeroports de Paris (A)	12	1,629
AGC	100	4,598
Air Canada (A)	70	1,259
Airbus (A)	254	32,474
Alfa Laval	127	4,279
Allegion	36	4,418
Alstom	127	4,131
AMERCO (A)	4	2,436
AMETEK	93	12,720
ANA Holdings (A)	100	2,116
AP Moller - Maersk, Cl A	1	3,357
AP Moller - Maersk, Cl B	3	10,773
Ashtead Group	179	12,748
Assa Abloy, Cl B	473	12,922
Atlantia (A)	199	3,690
Atlas Copco, Cl A	270	15,835
Atlas Copco, Cl B	193	9,833
Auckland International Airport (A)	500	2,360
Aurizon Holdings	739	1,841
BAE Systems	1,289	10,038
Ballard Power Systems (A)	95	991
Boeing (A)	236	47,257
Booz Allen Hamilton Holding, Cl A	54	4,143
Bouygues	92	3,249
Brambles	578	3,976
Brenntag	62	5,307
Bunzl	135	5,046
Bureau Veritas	118	3,364
CAE (A)	127	3,207
Canadian National Railway	301	36,686
Canadian Pacific Railway	400	28,617
Carrier Global	330	15,734

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Caterpillar	229	$46,157
Central Japan Railway	100	13,303
CH Robinson Worldwide	53	5,546
Cie de Saint-Gobain (A)	203	13,732
Cintas	42	16,444
CK Hutchison Holdings	1,000	7,107
Clarivate (A)	141	2,321
CNH Industrial	410	6,204
Copart (A)	85	10,986
CoStar Group (A)	158	11,085
Credit Agricole	495	7,443
CSX	961	32,885
Cummins	58	12,811
Dai Nippon Printing	100	2,414
Daikin Industries	100	21,019
Daimler Truck Holding (A)	165	5,889
Dassault Aviation	10	1,186
DCC	40	3,352
Deere	124	46,674
Delta Air Lines (A)	64	2,540
Deutsche Lufthansa (A)	239	1,858
Deutsche Post	397	23,852
Dover	58	9,855
DSV	82	16,632
East Japan Railway	100	5,754
Eaton	160	25,349
Eiffage	33	3,465
Elbit Systems	11	1,836
Emerson Electric	240	22,068
Epiroc, Cl A	400	8,498
Equifax	49	11,748
Expeditors International of Washington	68	7,785
Experian	369	15,301
FANUC	100	19,886
Fastenal	263	14,907
FedEx	109	26,799
Ferguson	89	13,978
Ferrovial	194	5,389
Fortive	136	9,593
Fortune Brands Home & Security	55	5,179
Fuji Electric	100	5,387
GEA Group	61	2,876
Geberit	14	9,524
Generac Holdings (A)	25	7,060
General Dynamics	105	22,271
General Electric	463	43,744
GFL Environmental	63	2,070
Hankyu Hanshin Holdings	100	2,927
HEICO	22	3,001

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
HEICO, Cl A	24	$2,633
Hino Motors	100	876
Hitachi	400	20,871
Honeywell International	288	58,890
Howmet Aerospace	155	4,819
Huntington Ingalls Industries	16	2,995
Husqvarna, Cl B	169	2,348
IDEX	30	6,463
IHS Markit	152	17,752
Illinois Tool Works	126	29,474
IMCD	23	3,964
Ingersoll Rand	162	9,106
InPost (A)	80	651
Intertek Group	65	4,704
Investment Latour, Cl B	61	1,889
ITOCHU	500	16,083
Jacobs Engineering Group	52	6,769
Japan Airlines (A)	100	1,892
Jardine Matheson Holdings	100	5,898
JB Hunt Transport Services	34	6,546
Johnson Controls International	312	22,673
Kajima	200	2,427
Keisei Electric Railway	100	2,842
Keppel	600	2,528
Kingspan Group	62	5,992
Kintetsu Group Holdings (A)	100	2,924
KION Group	29	2,681
Knight-Swift Transportation Holdings, Cl A	63	3,565
Knorr-Bremse	29	2,941
Komatsu	400	9,930
Kone, Cl B	136	8,784
Kornit Digital (A)	19	1,996
Kubota	400	8,627
Kuehne + Nagel International	22	6,224
L3Harris Technologies	81	16,953
Legrand	107	10,886
Leidos Holdings	54	4,830
Lennox International	13	3,687
Lifco, Cl B	94	2,189
Lixil	100	2,292
Lockheed Martin	106	41,248
Lyft, Cl A (A)	105	4,045
Magna International	114	9,184
Makita	100	3,754
Marubeni	600	6,243
Masco	99	6,270
Melrose Industries	1,750	3,577
MINEBEA MITSUMI	100	2,463
MISUMI Group	100	3,254

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Mitsubishi	500	$17,002
Mitsubishi Electric	700	8,904
Mitsubishi Heavy Industries	100	2,731
Mitsui	600	15,071
MonotaRO	100	1,648
MTR	500	2,704
MTU Aero Engines	21	4,469
NGK Insulators	100	1,702
Nibe Industrier, Cl B	574	5,424
Nidec	200	17,818
Nihon M&A Center Holdings	100	1,573
Nippon Yusen	100	7,850
Nordson	21	4,883
Norfolk Southern	106	28,831
Northrop Grumman	61	22,564
Obayashi	300	2,445
Odakyu Electric Railway	100	1,775
Old Dominion Freight Line	39	11,775
Otis Worldwide	162	13,840
Owens Corning	41	3,637
PACCAR	139	12,926
Parker-Hannifin	52	16,121
Pentair	66	4,204
Persol Holdings	100	2,586
Plug Power (A)	207	4,527
Prysmian	102	3,434
Qantas Airways (A)	368	1,259
Randstad	48	3,127
Rational	2	1,677
Raytheon Technologies	629	56,730
Recruit Holdings	500	24,649
Reece	117	1,816
RELX	775	23,764
Rentokil Initial	745	5,213
Republic Services, Cl A	89	11,362
Ritchie Bros Auctioneers	44	2,682
Robert Half International	45	5,097
Rockwell Automation	47	13,593
ROCKWOOL International, Cl B	3	1,147
Rollins	89	2,746
Rolls-Royce Holdings (A)	3,352	5,222
Roper Technologies	46	20,109
Safran	137	16,579
Schindler Holding	24	6,014
Schneider Electric	228	38,576
Secom	100	7,069
Securitas, Cl B	129	1,556
Sensata Technologies Holding (A)	63	3,614
SG Holdings	100	2,125

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
SGS	3	$8,546
Shimizu	200	1,335
Siemens	319	50,595
Siemens Energy	160	3,581
Siemens Gamesa Renewable Energy (A)	96	2,086
Singapore Airlines (A)	500	1,865
Singapore Technologies Engineering	600	1,666
SITC International Holdings	1,000	3,832
Skanska, Cl B	138	3,371
SKF, Cl B	154	3,380
Smiths Group	159	3,343
Snap-on	22	4,581
Southwest Airlines (A)	59	2,641
Spirax-Sarco Engineering	30	5,384
Stanley Black & Decker	65	11,352
Sumitomo	500	7,778
Sunrun (A)	70	1,815
Sydney Airport (A)	528	3,245
Taisei	100	3,287
Techtronic Industries	500	8,289
Teleperformance	24	9,029
Textron	90	6,125
TFI International	34	3,273
Thales	43	3,969
Thomson Reuters	70	7,515
Tobu Railway	100	2,353
Tokyu	200	2,674
TOPPAN INC	100	1,911
Toromont Industries	33	2,785
Toshiba	200	8,269
TOTO	100	4,316
Toyota Industries	100	7,848
Toyota Tsusho	100	4,062
Trane Technologies	106	18,349
TransDigm Group (A)	21	12,940
TransUnion	77	7,940
Transurban Group	1,221	10,808
Uber Technologies (A)	491	18,363
Union Pacific	269	65,784
United Parcel Service, Cl B	302	61,067
United Rentals (A)	29	9,284
VAT Group (B)	11	4,487
Verisk Analytics, Cl A	70	13,729
Vestas Wind Systems	405	10,916
Vinci	236	25,878
Volvo, Cl A	85	1,939
Volvo, Cl B	570	12,823
Wartsila Abp	190	2,338
Washington H Soul Pattinson	87	1,694

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Waste Connections	120	$14,964
Waste Management	182	27,380
West Japan Railway	100	4,210
Westinghouse Air Brake Technologies	72	6,401
Wolters Kluwer	107	10,904
WSP Global	47	6,267
WW Grainger	18	8,912
Xinyi Glass Holdings	1,000	2,692
Xylem	72	7,561
Yamato Holdings	100	2,140
Yaskawa Electric	100	4,213

		2,462,271

INFORMATION TECHNOLOGY — 22.7%
Accenture, Cl A	261	92,284
Adobe (A)	198	105,791
Advanced Micro Devices (A)	505	57,696
Advantest	100	8,589
Adyen (A)	8	16,237
Affirm Holdings, Cl A (A)	35	2,242
Akamai Technologies (A)	65	7,446
Amadeus IT Group (A)	180	12,357
Amphenol, Cl A	240	19,102
Analog Devices	215	35,254
ANSYS (A)	40	13,600
Apple	6,816	1,191,301
Applied Materials	362	50,021
Arista Networks (A)	92	11,437
Arrow Electronics (A)	29	3,596
Asana, Cl A (A)	27	1,417
ASML Holding	171	115,722
Assicurazioni Generali	444	9,338
Autodesk (A)	96	23,980
Automatic Data Processing	179	36,904
Avalara (A)	35	3,837
AVEVA Group	48	1,893
Azbil	100	3,929
Bechtle	33	1,966
Bentley Systems, Cl B	70	2,812
Bill.com Holdings (A)	30	5,646
Black Knight (A)	63	4,700
BlackBerry (A)	216	1,777
Block (A)	33	3,724
Block, Cl A (A)	172	21,034
Broadcom	168	98,428
Broadridge Financial Solutions	47	7,483
Brother Industries	100	1,854
Cadence Design Systems (A)	123	18,713
Canon	400	9,507

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Capgemini	64	$14,349
CDW	55	10,398
Ceridian HCM Holding (A)	54	4,094
CGI, Cl A (A)	88	7,513
Check Point Software Technologies (A)	43	5,203
Cisco Systems	1,736	96,643
Citrix Systems	50	5,097
Cloudflare, Cl A (A)	95	9,158
Cognex	71	4,719
Cognizant Technology Solutions, Cl A	235	20,074
Computershare	218	3,029
Constellation Software	9	15,501
Corning	325	13,663
Coupa Software (A)	29	3,894
Crowdstrike Holdings, Cl A (A)	76	13,729
CyberArk Software (A)	16	2,194
Dassault Systemes	266	12,778
Datadog, Cl A (A)	77	11,250
Dell Technologies, Cl C (A)	111	6,306
DocuSign, Cl A (A)	78	9,810
Dropbox, Cl A (A)	126	3,119
Dynatrace (A)	74	4,060
Edenred	100	4,289
Enphase Energy (A)	51	7,164
Entegris	54	6,471
EPAM Systems (A)	23	10,951
F5 (A)	24	4,983
Fair Isaac (A)	11	5,445
Fidelity National Information Services	267	32,019
Fiserv (A)	259	27,376
FleetCor Technologies (A)	31	7,386
Fortinet (A)	56	16,645
FUJIFILM Holdings	100	6,729
Fujitsu	100	13,242
Gartner (A)	34	9,992
Getlink	176	2,775
Global Payments	118	17,686
GoDaddy, Cl A (A)	68	5,148
Guidewire Software (A)	32	3,227
Halma	152	5,150
Hamamatsu Photonics	100	5,128
Hewlett Packard Enterprise	523	8,541
Hexagon, Cl B	793	10,649
HP	537	19,724
HubSpot (A)	18	8,798
Infineon Technologies	523	21,588
Intel	1,667	81,383
International Business Machines	375	50,089
Intuit	114	63,296

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
IPG Photonics (A)	15	$2,317
Jack Henry & Associates	30	5,034
Juniper Networks	131	4,561
Keyence	100	51,429
Keysight Technologies (A)	74	12,493
KLA	61	23,746
Kyocera	100	6,194
Lam Research	57	33,625
Lightspeed Commerce (A)	43	1,396
Logitech International	69	5,757
Marvell Technology	330	23,562
Mastercard, Cl A	366	141,415
Microchip Technology	220	17,046
Micron Technology	451	37,104
Microsoft	2,941	914,592
MongoDB, Cl A (A)	23	9,318
Monolithic Power Systems	18	7,253
Motorola Solutions	68	15,772
Murata Manufacturing	200	15,096
NEC	100	3,891
Nemetschek	23	2,114
NetApp	90	7,786
Nexi (A)	187	2,741
Nice (A)	25	6,394
Nokia	2,161	12,866
Nomura Research Institute	100	3,506
NortonLifeLock	233	6,060
NTT Data	300	5,770
Nuance Communications (A)	120	6,630
Nuvei (A) (B)	23	1,402
NVIDIA	1,032	252,696
NXP Semiconductors	106	21,777
Okta, Cl A (A)	50	9,895
Omron	100	7,350
ON Semiconductor (A)	173	10,207
Open Text	109	5,217
Oracle	693	56,244
Palantir Technologies, Cl A (A)	636	8,720
Palo Alto Networks (A)	43	22,248
Paychex	130	15,309
Paycom Software (A)	20	6,706
PayPal Holdings (A)	466	80,124
PTC (A)	45	5,232
Qorvo (A)	45	6,178
QUALCOMM	465	81,728
Renesas Electronics (A)	500	5,861
Ricoh	300	2,538
RingCentral, Cl A (A)	31	5,471
Sage Group	422	4,114

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
salesforce.com (A)	407	$94,680
SAP	435	54,399
Saputo	100	2,241
SCSK	100	1,698
Seagate Technology Holdings	82	8,786
Seiko Epson	100	1,558
ServiceNow (A)	84	49,206
Shimadzu	100	3,625
Shopify, Cl A (A)	47	45,366
Sinch (A) (B)	210	2,144
Skyworks Solutions	66	9,670
Snowflake, Cl A (A)	90	24,831
SolarEdge Technologies (A)	21	5,003
Splunk (A)	66	8,179
SS&C Technologies Holdings	92	7,348
STMicroelectronics	274	12,906
SUMCO	100	1,853
Synopsys (A)	68	21,114
TDK	200	7,267
TE Connectivity	131	18,734
Teledyne Technologies (A)	19	8,007
Telefonaktiebolaget LM Ericsson, Cl B	1,173	14,564
Temenos	27	3,234
Teradyne	66	7,750
Texas Instruments	370	66,411
TIS	100	2,632
Tokyo Electron	100	48,990
Trade Desk, Cl A (A)	174	12,100
Trend Micro (A)	100	5,293
Trimble (A)	101	7,288
Twilio, Cl A (A)	67	13,810
Tyler Technologies (A)	20	9,476
Unity Software (A)	23	2,418
Venture	100	1,311
VeriSign (A)	40	8,687
Visa, Cl A	700	158,319
VMware, Cl A (A)	84	10,792
Western Digital (A)	124	6,416
Western Union	163	3,082
WiseTech Global	59	1,918
Wix.com (A)	22	2,890
Workday, Cl A (A)	85	21,506
Worldline (A)	96	4,645
Xero (A)	54	4,372
Xilinx	99	19,161
Yokogawa Electric	100	1,642
Zebra Technologies, Cl A (A)	21	10,692
Zendesk (A)	48	4,729
Zoom Video Communications, Cl A (A)	87	13,422

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Zscaler (A)	33	$8,485

		5,593,207

MATERIALS — 4.0%
Agnico Eagle Mines	98	4,680
Air Liquide	202	34,572
Air Products and Chemicals	96	27,084
Akzo Nobel	75	7,755
Albemarle	47	10,375
Amcor	616	7,398
Anglo American	570	24,884
Antofagasta	158	2,850
ArcelorMittal	269	7,992
Arkema	25	3,699
Asahi Kasei	500	4,948
ASM International	19	6,534
Avery Dennison	33	6,779
Ball	131	12,720
Barrick Gold	713	13,647
BASF	398	30,419
BHP Group	2,168	70,336
BlueScope Steel	202	2,647
Boliden	110	4,439
CCL Industries, Cl B	61	3,189
Celanese, Cl A	45	7,007
CF Industries Holdings	86	5,923
Chr Hansen Holding	42	3,365
Clariant	87	1,842
Corteva	294	14,136
Covestro	77	4,628
CRH	312	15,727
Croda International	56	6,007
Crown Holdings	53	6,063
Dow	299	17,859
DuPont de Nemours	210	16,086
Eastman Chemical	54	6,422
Ecolab	103	19,513
EMS-Chemie Holding	3	3,029
Evolution Mining	734	1,855
Evonik Industries	84	2,741
Evraz	204	1,374
First Quantum Minerals	235	5,788
FMC	52	5,739
Fortescue Metals Group	678	9,667
Franco-Nevada	77	10,181
Freeport-McMoRan	588	21,885
Givaudan	4	16,563
Glencore	4,000	20,822
HeidelbergCement	60	4,162

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

MATERIALS (continued)
Hitachi Metals (A)	100	$1,803
Holcim	210	11,359
ICL Group	283	2,573
International Flavors & Fragrances	100	13,192
International Paper	149	7,189
Ivanhoe Mines, Cl A (A)	242	2,073
James Hardie Industries	178	5,999
JFE Holdings	200	2,570
Johnson Matthey	78	2,058
JSR	100	3,320
Kansai Paint	100	2,085
Kinross Gold	506	2,735
Kirkland Lake Gold	107	4,030
Koninklijke DSM	70	13,150
LANXESS	33	2,004
Linde	213	67,879
L’Oreal	105	44,695
Lundin Mining	265	2,208
LyondellBasell Industries, Cl A	107	10,350
Martin Marietta Materials	25	9,728
Mitsubishi Chemical Holdings	500	3,950
Mitsubishi Gas Chemical	100	1,928
Mitsui Chemicals	100	2,684
Mondi	194	4,852
Mosaic	148	5,913
Newcrest Mining	327	5,046
Newmont	320	19,574
Nippon Paint Holdings	300	2,406
Nippon Sanso Holdings	100	1,991
Nippon Steel	300	4,888
Nissan Chemical	100	5,460
Nitto Denko	100	7,832
Norsk Hydro	539	4,161
Northern Star Resources	443	2,648
Novozymes, Cl B	82	5,625
Nucor	118	11,965
Nutrien	229	15,994
Oji Holdings	300	1,597
Orica	163	1,617
Packaging Corp of America	38	5,724
Pan American Silver	84	1,818
PPG Industries	95	14,839
Rio Tinto	631	45,718
RPM International	52	4,608
Sandvik	454	11,886
Sealed Air	60	4,075
Sherwin-Williams	106	30,370
Shin-Etsu Chemical	100	16,806
Sika	57	19,924

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

MATERIALS (continued)
Smurfit Kappa Group	99	$5,239
Solvay	30	3,628
South32	1,872	5,180
Steel Dynamics	82	4,553
Stora Enso, Cl R	233	4,729
Sumitomo Chemical	600	3,047
Sumitomo Metal Mining	100	4,614
Svenska Cellulosa SCA, Cl B	246	4,271
Symrise, Cl A	52	6,223
Teck Resources, Cl B	189	5,837
TMX Group	23	2,340
Toray Industries	600	3,844
Tosoh	100	1,574
Umicore	79	3,008
UPM-Kymmene	214	7,787
voestalpine	47	1,563
Vulcan Materials	53	10,087
West Fraser Timber	38	3,517
Westrock	107	4,939
Wheaton Precious Metals	180	7,257
Yara International	66	3,395

		1,088,862

REAL ESTATE — 2.5%
Alexandria Real Estate Equities ‡	58	11,301
American Tower ‡	189	47,534
Aroundtown	400	2,469
Ascendas Real Estate Investment Trust ‡	1,300	2,666
AvalonBay Communities ‡	56	13,677
Azrieli Group	17	1,539
Boston Properties ‡	59	6,613
British Land ‡	353	2,630
Camden Property Trust ‡	40	6,404
Canadian Apartment Properties REIT ‡	34	1,495
CapitaLand Integrated Commercial Trust ‡	1,900	2,741
Capitaland Investment (A)	1,100	2,831
CBRE Group, Cl A (A)	135	13,681
City Developments	200	1,051
CK Asset Holdings	1,000	6,675
Covivio ‡	21	1,756
Crown Castle International ‡	183	33,399
Daiwa House Industry	200	5,849
Daiwa House REIT Investment ‡	1	2,980
Dexus ‡	431	3,141
Digital Realty Trust ‡	125	18,654
Duke Realty ‡	152	8,783
Equinix ‡	39	28,271
Equity LifeStyle Properties ‡	70	5,480
Equity Residential ‡	143	12,688

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

REAL ESTATE (continued)
ESR Cayman (A) (B)	800	$2,707
Essex Property Trust ‡	26	8,645
Extra Space Storage ‡	54	10,702
Fastighets Balder, Cl B (A)	43	2,839
FirstService	16	2,551
Gecina ‡	18	2,440
GLP J-Reit ‡	2	3,223
Goodman Group ‡	666	11,010
GPT Group ‡	767	2,725
Hang Lung Properties	1,000	2,141
Healthpeak Properties ‡	216	7,640
Henderson Land Development	1,000	4,378
Hongkong Land Holdings	500	2,665
Host Hotels & Resorts ‡,(A)	286	4,959
Hulic	200	1,943
Invitation Homes ‡	231	9,697
Iron Mountain ‡	116	5,327
Japan Metropolitan Fund Invest ‡	3	2,529
Japan Real Estate Investment ‡	1	5,517
Land Securities Group ‡	282	3,025
LEG Immobilien	29	3,846
Lendlease	276	1,951
Link REIT ‡	800	6,877
Mapletree Commercial Trust ‡	900	1,204
Mapletree Logistics Trust ‡	1,300	1,634
Medical Properties Trust ‡	239	5,440
Mid-America Apartment Communities ‡	47	9,714
Mirvac Group ‡	1,578	2,934
Mitsubishi Estate	500	7,263
Mitsui Fudosan	400	8,618
New World Development	1,000	4,098
Nippon Building Fund ‡	1	5,805
Nippon Prologis REIT ‡	1	3,124
Nomura Real Estate Holdings	100	2,346
Nomura Real Estate Master Fund ‡	2	2,774
Orix JREIT ‡	1	1,435
Prologis ‡	309	48,457
Public Storage ‡	69	24,739
Realty Income ‡	253	17,561
Regency Centers ‡	61	4,377
RioCan Real Estate Investment Trust ‡	62	1,079
Sagax, Cl B	65	1,887
SBA Communications, Cl A ‡	44	14,319
Scentre Group ‡	2,078	4,339
Segro ‡	481	8,456
Simon Property Group ‡	132	19,430
Sino Land	2,000	2,598
Stockland ‡	955	2,757
Sumitomo Realty & Development	100	3,118

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

REAL ESTATE (continued)
Sun Communities ‡	46	$8,692
Sun Hung Kai Properties	500	6,114
Swire Properties	400	1,066
Swiss Prime Site	31	3,063
UDR ‡	119	6,764
Unibail-Rodamco-Westfield ‡,(A)	50	3,804
UOL Group	200	1,085
Ventas ‡	158	8,377
VICI Properties ‡	246	7,041
Vicinity Centres ‡	1,548	1,800
Vonovia (A)	296	16,813
Vornado Realty Trust ‡	65	2,666
Welltower ‡	169	14,640
Weyerhaeuser ‡	300	12,129
Wharf Real Estate Investment	1,000	4,751
WP Carey ‡	74	5,742
Zillow Group, Cl A (A)	25	1,246
Zillow Group, Cl C (A)	67	3,382

		672,326

UTILITIES — 2.7%
AES	267	5,922
Algonquin Power & Utilities	269	3,841
Alliant Energy	100	5,986
AltaGas	112	2,301
Ameren	103	9,140
American Electric Power	224	20,250
American Water Works	73	11,738
APA Group	473	3,217
Atmos Energy	53	5,683
AusNet Services	768	1,418
Brookfield Renewable, Cl A	52	1,779
Canadian Utilities, Cl A	51	1,482
CenterPoint Energy	237	6,721
Chubu Electric Power	300	2,996
CK Infrastructure Holdings	500	3,082
CLP Holdings	500	5,004
CMS Energy	116	7,468
Consolidated Edison	142	12,276
Dominion Energy	350	28,231
DTE Energy	78	9,394
Duke Energy	327	34,355
E.ON	899	12,386
Edison International	152	9,544
EDP - Energias de Portugal	1,108	5,689
EDP Renovaveis	115	2,420
Electricite de France	190	1,827
Elia Group	12	1,619
Emera	103	4,880

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

UTILITIES (continued)
Enagas	100	$2,164
Endesa	127	2,839
Enel	3,525	26,999
Engie	732	11,204
Entergy	81	9,053
Essential Utilities	94	4,582
Evergy	92	5,976
Eversource Energy	160	14,318
Exelon	430	24,919
FirstEnergy	218	9,147
Fortis	189	8,978
Fortum	178	4,832
HK Electric Investments & HK Electric Investments	1,000	996
Hong Kong & China Gas	5,000	7,710
Iberdrola	2,519	28,896
Kansai Electric Power	300	2,831
Mercury NZ	272	998
Meridian Energy	513	1,475
National Grid	1,449	21,061
Naturgy Energy Group	78	2,467
NextEra Energy	808	63,121
NiSource	157	4,581
Northland Power	90	2,606
NRG Energy	98	3,913
Origin Energy	706	2,822
Orsted	76	8,067
Osaka Gas	200	3,409
PG&E (A)	596	7,623
Power Assets Holdings	500	3,078
PPL	309	9,171
Public Service Enterprise Group	203	13,506
Red Electrica	174	3,507
RWE	257	10,802
Sempra Energy	128	17,685
Severn Trent	101	3,914
Snam	811	4,542
Southern	454	31,549
SSE	418	8,934
Terna - Rete Elettrica Nazionale	566	4,438
Tokyo Electric Power Holdings (A)	600	1,602
Tokyo Gas	200	4,037
UGI	84	3,809
Uniper	37	1,672
United Utilities Group	274	3,954
Veolia Environnement	263	9,489
Verbund	27	2,852
Vistra	174	3,795
WEC Energy Group	126	12,227

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value

UTILITIES (continued)
Xcel Energy	246	$17,136

		679,935

TOTAL COMMON STOCK (Cost $24,666,262)		24,391,603

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (C)	23	1,989
Porsche Automobil Holding, 0.000% (C)	61	5,709
Volkswagen, 0.000% (C)	84	17,525

		25,223

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (C)	72	5,912

HEALTH CARE — 0.0%
Sartorius, 0.000% (C)	11	5,914

MATERIALS — 0.0%
FUCHS PETROLUB, 0.000% (C)	28	1,212

TOTAL PREFERRED STOCK (Cost $37,681)		38,261

TOTAL INVESTMENTS— 98.4% (Cost $24,703,943)		$24,429,864

Percentages are based on Net Assets of $24,821,899.

‡	Real Estate Investment Trust.
(A)	Non-income producing security.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2022, the value of these securities amounted to $24,085, representing 0.1% of the Net Assets of the Fund.

(C)	There is currently no rate available.

The Advisors’ Inner Circle Fund III	Legal & General
Global Developed Equity Index Fund
January 31, 2022 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

NGN — Nigerian Naira

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,391,603	$—	$—	$24,391,603
Preferred Stock	37,049	1,212	—	38,261

Total Investments in Securities	$24,428,652	$1,212	$—	$24,429,864

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General
January 31, 2022 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2021, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If Legal & General Investment Management America, Inc. (the “Adviser”), the investment adviser of the Fund, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles; the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest

The Advisors’ Inner Circle Fund III	Legal & General
January 31, 2022 (Unaudited)

rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2021, there were no changes to the Funds’ fair value methodologies.

LGI-QH-001-0200